UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2022

Date of reporting period:	September 1, 2021 – February 28, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Retirement Advantage Funds

Semiannual report
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Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2065 Fund	Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage Maturity Fund

Semiannual report
2 | 28 | 22

Message from the Trustees

April 7, 2022

Dear Fellow Shareholder:

Financial markets have been bumpy in recent months. Investors are weighing the risks of rising inflation, changes in Federal Reserve policy, the latest Covid-19 variants, and the global impact of the Russia-Ukraine conflict.

In times like these, it’s worth remembering the benefits of staying focused on your long-term financial goals. At Putnam, professional, active investors are working for you. They are monitoring risks while looking for strong potential investments for your fund. Learn more in the interview with your fund manager(s) in the following pages.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Advantage Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–21 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

* The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares. The inception date of the 2065 Fund is 12/30/20.

Returns for periods of less than one year are not annualized.

This comparison shows the performance of broad market indexes for the six months ended 2/28/22. See above and pages 8–21 for fund performance information. Index descriptions can be found on pages 29–30.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

2 Retirement Advantage Funds

How were market conditions during the six-month reporting period ended February 28, 2022?

Global financial markets ended lower over the six-month period. Stocks were buoyed by a recovering economy, the lifting of mobility restrictions in many countries, and fiscal stimulus. However, risks including higher inflation, rising interest rates, and Covid-19 variants percolated through the markets and weighed on stocks. Toward period-end, stocks plummeted as Russian troops invaded Ukraine, and Western countries scrambled to punish Russian aggression. The S&P 500 Index, a broad measure of U.S. stock performance, returned –2.62%. International stocks, as measured by the MSCI EAFE Index [ND], returned –6.78%.

Fixed income assets finished the period lower as well. U.S. Treasury bond yields moved higher in response to inflation fears and the Federal Reserve’s increasingly hawkish communications. [Bond prices move inversely to interest rates.] In December 2021, the Fed pivoted toward tighter monetary policy, announcing plans to end its bond-buying stimulus program in March 2022. At its January 2022 policy meeting, the Fed indicated it was on track to initiate the first in a series of interest-rate hikes

Retirement Advantage Funds 3

in March 2022. Other global central banks also began scaling back stimulus measures. The European Central Bank further reduced its bond purchases under the Pandemic Emergency Purchase Program, with plans to end the program in March 2022.

Toward period-end, U.S. Treasury bond yields fell slightly and prices rose, as investors piled into perceived safe-haven assets after the United States and its allies imposed unprecedented economic sanctions on Russia. The interest-rate-sensitive Bloomberg U.S. Aggregate Bond Index, a measure of investment-grade fixed income securities, returned –4.07% for the period. The yield on 10-year U.S. Treasury notes, which helps set borrowing costs on everything from mortgages to corporate debt, rose from 1.30% on August 31, 2021, to 1.83% at period-end on February 28, 2022.

How did Putnam Retirement Advantage Funds perform during the six months ended February 28, 2022?

All the Retirement Advantage Funds delivered negative returns, with most trailing their respective benchmark during the period. The funds’ negative returns were primarily a result of global equity market weakness.

Putnam Retirement Advantage Funds invest in one or more Putnam mutual funds [underlying funds] to create a diversified target-date portfolio. We use an important tool called a glide path to determine the funds’ allocations among asset classes and the underlying funds over time. With the glide path as a reference point, our portfolio managers make tactical decisions based on our analysis of current market risks and opportunities. Funds intended for investors further from retirement underperformed near-retirement funds during the period.

What strategies contributed to performance and what detracted during the period?

Overall, our asset allocation decisions slightly improved benchmark-relative performance. Equity allocation decisions were slightly additive over the six months. We held a neutral position to equity risk for most of the period until we moved moderately overweight relative to the benchmark in late January 2022. For the remainder of the period, we shifted the equity position between neutral and moderately overweight as we saw different tactical opportunities arise. The funds also slightly benefited from our modest underweight position to interest-rate risk, as rates moved higher. We moved the position to neutral at the beginning of February 2022. Our credit position was held close to benchmark for the entirety of the period and did not have a significant impact on performance.

Active implementation weakened benchmark-relative performance. Our fundamental U.S. large-cap growth equity and international equity strategies detracted over the period. Portfolios furthest from retirement were also weighed down by our fundamental emerging market equity strategy. Our quantitative small-cap equity and fundamental U.S. large-cap value strategies finished slightly positive, helping to mitigate losses from other equity strategies.

What is your near-term outlook for the markets?

The first few months of calendar 2022 were met with significant volatility. Rising inflation, supply chain disruptions, monetary tightening, and Russia’s invasion of Ukraine fueled sell-offs in stocks and bonds. Looking ahead, we expect volatility to persist and sentiment to wane as these issues continue to plague markets and no clear resolutions exist.

Given the current environment, our outlook on equities is modestly bearish. This view is supported by rising interest rates, a slightly bearish reading from our quantitative model,

4 Retirement Advantage Funds

and shocking developments in the Russian invasion, which indicate that we may still be in the early stages of this conflict.

In fixed income, our view on credit is also modestly bearish. Assuming we have moved beyond the pandemic, it is likely that the U.S. emerges very close to where it was in the credit cycle before the pandemic began, which is quite late [end of 2019]. Additionally, we believe the high-yield index has reached peak credit quality and will not likely improve from here. Our outlook on rate-sensitive fixed income is neutral. Yields have moved sharply higher due to a significant and possibly overdone shift in Fed expectations, in our view. At the end of 2021, markets had three rate hikes priced in for 2022. By the end of the reporting period, markets had more than five rate hikes priced in. We expect a balanced distribution of outcomes moving forward. Against this backdrop, we continue to have conviction in our investment strategies given our ability to adapt the portfolio to changing market conditions.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

The portfolios had minute exposure — much less than one percent — to Russian securities at the end of the period. Holdings in Russian securities generally have experienced sharp declines in value as of early March 2022 and have been subject to liquidity and settlement constraints, as well as, in certain cases, U.S. and other governmental sanctions. We are closely monitoring governmental actions, including the issuance of sanctions, and related market developments.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Retirement Advantage Funds 5

Composition of the funds’ underlying investments

Historically, each Putnam Retirement Advantage Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of February 28, 2022. For more information, please see each fund’s prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Income Strategies Portfolio

The portfolio focuses on fixed income securities, including U.S. government obligations, corporate bonds, and securitized debt instruments of any credit quality. The fund’s strategic fixed-income allocation is 75% (with a range of 50% to 95%), with the balance invested in equities (with a range of 5% to 50%) and other instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Short Term Investment Fund

The fund invests in a diversified portfolio of short-duration, investment-grade fixed-income securities to generate income, maintain liquidity, and preserve capital. The portfolio includes U.S. Treasuries, agency mortgage-backed securities, and a variety of investment-grade corporate bonds and notes.

Each Retirement Advantage Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

6 Retirement Advantage Funds

Allocations by fund as of 2/28/22

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	77.8%	73.9%	53.6%	28.4%	6.7%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.7%	25.5%	45.8%	71.0%	91.6%	78.4%	30.7%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	18.5%	65.2%	71.0%	12.3%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.9%	54.1%	0.0%
Putnam Short Term Investment
Fund Class G	0.5%	0.6%	0.6%	0.6%	1.6%	3.0%	4.1%	4.8%	4.4%	0.0%
Putnam Income
Strategies Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.2%	29.2%	100.1%

Percentages are based on net assets as of 2/28/22. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

Retirement Advantage Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended February 28, 2022, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by the funds.

Fund performance Total return for periods ended 2/28/22

	Life of fund	Annual average	1 year	6 months
2065 Fund
Class A (12/30/20)
Before sales charge	11.41%	9.72%	7.74%	–6.22%
After sales charge	5.00	4.28	1.55	–11.62
Class C (12/30/20)
Before CDSC	10.46	8.92	7.03	–6.55
After CDSC	10.46	8.92	6.03	–7.44
Class R (12/30/20)
Net asset value	10.92	9.32	7.38	–6.39
Class R3 (12/30/20)
Net asset value	11.28	9.62	7.73	–6.25
Class R4 (12/30/20)
Net asset value	11.55	9.85	7.88	–6.18
Class R5 (12/30/20)
Net asset value	11.81	10.07	8.14	–6.04
Class R6 (12/30/20)
Net asset value	11.91	10.15	8.23	–6.03
Class Y (12/30/20)
Net asset value	11.74	10.00	8.06	–6.10

8 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/22 cont.

	Life of fund	Annual average	1 year	6 months
2060 Fund
Class A (9/1/20)
Before sales charge	29.23%	12.57%	7.81%	–6.24%
After sales charge	21.80	9.53	1.61	–11.63
Class C (9/1/20)
Before CDSC	27.30	11.78	7.07	–6.48
After CDSC	27.30	11.78	6.18	–7.26
Class R (9/1/20)
Net asset value	28.10	12.11	7.33	–6.38
Class R3 (9/1/20)
Net asset value	28.87	12.42	7.68	–6.22
Class R4 (9/1/20)
Net asset value	29.40	12.63	7.93	–6.14
Class R5 (9/1/20)
Net asset value	29.87	12.82	8.08	–6.00
Class R6 (12/31/19)
Net asset value	30.19	12.95	8.19	–5.96
Class Y (9/1/20)
Net asset value	29.88	12.83	8.08	–6.00

	Life of fund	Annual average	1 year	6 months
2055 Fund
Class A (9/1/20)
Before sales charge	28.28%	12.18%	7.51%	–6.02%
After sales charge	20.91	9.16	1.33	–11.42
Class C (9/1/20)
Before CDSC	26.29	11.37	6.72	–6.37
After CDSC	26.29	11.37	5.80	–7.18
Class R (9/1/20)
Net asset value	27.09	11.70	7.07	–6.28
Class R3 (9/1/20)
Net asset value	27.85	12.01	7.32	–6.12
Class R4 (9/1/20)
Net asset value	28.38	12.22	7.57	–6.04
Class R5 (9/1/20)
Net asset value	28.87	12.42	7.83	–5.88
Class R6 (12/31/19)
Net asset value	29.17	12.54	7.93	–5.86
Class Y (9/1/20)
Net asset value	28.87	12.42	7.83	–5.88

Retirement Advantage Funds 9

Fund performance Total return for periods ended 2/28/22 cont.

	Life of fund	Annual average	1 year	6 months
2050 Fund
Class A (9/1/20)
Before sales charge	26.87%	11.61%	7.10%	–5.86%
After sales charge	19.57	8.60	0.94	–11.27
Class C (9/1/20)
Before CDSC	24.93	10.82	6.33	–6.18
After CDSC	24.93	10.82	5.42	–6.99
Class R (9/1/20)
Net asset value	25.86	11.20	6.78	–6.00
Class R3 (9/1/20)
Net asset value	26.50	11.46	7.03	–5.92
Class R4 (9/1/20)
Net asset value	27.12	11.71	7.28	–5.76
Class R5 (9/1/20)
Net asset value	27.50	11.86	7.44	–5.70
Class R6 (12/31/19)
Net asset value	27.78	11.98	7.54	–5.68
Class Y (9/1/20)
Net asset value	27.50	11.86	7.44	–5.70

	Life of fund	Annual average	1 year	6 months
2045 Fund
Class A (9/1/20)
Before sales charge	25.23%	10.94%	6.79%	–5.64%
After sales charge	18.03	7.95	0.65	–11.07
Class C (9/1/20)
Before CDSC	23.25	10.13	5.97	–6.01
After CDSC	23.25	10.13	5.05	–6.83
Class R (9/1/20)
Net asset value	24.09	10.48	6.28	–5.87
Class R3 (9/1/20)
Net asset value	24.85	10.78	6.63	–5.71
Class R4 (9/1/20)
Net asset value	25.36	11.00	6.88	–5.63
Class R5 (9/1/20)
Net asset value	25.84	11.19	7.04	–5.48
Class R6 (12/31/19)
Net asset value	26.13	11.31	7.14	–5.46
Class Y (9/1/20)
Net asset value	25.73	11.15	6.95	–5.56

10 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/22 cont.

	Life of fund	Annual average	1 year	6 months
2040 Fund
Class A (9/1/20)
Before sales charge	23.91%	10.40%	6.44%	–5.44%
After sales charge	16.78	7.42	0.32	–10.87
Class C (9/1/20)
Before CDSC	22.02	9.62	5.65	–5.77
After CDSC	22.02	9.62	4.72	–6.60
Class R (9/1/20)
Net asset value	22.91	9.99	6.00	–5.60
Class R3 (9/1/20)
Net asset value	23.55	10.25	6.25	–5.44
Class R4 (9/1/20)
Net asset value	24.05	10.46	6.50	–5.44
Class R5 (9/1/20)
Net asset value	24.53	10.65	6.75	–5.29
Class R6 (12/31/19)
Net asset value	24.81	10.77	6.76	–5.27
Class Y (9/1/20)
Net asset value	24.53	10.65	6.75	–5.29

	Life of fund	Annual average	1 year	6 months
2035 Fund
Class A (9/1/20)
Before sales charge	21.70%	9.49%	5.97%	–5.09%
After sales charge	14.70	6.54	–0.12	–10.55
Class C (9/1/20)
Before CDSC	19.78	8.69	5.11	–5.42
After CDSC	19.78	8.69	4.18	–6.25
Class R (9/1/20)
Net asset value	20.55	9.01	5.46	–5.33
Class R3 (9/1/20)
Net asset value	21.29	9.32	5.71	–5.17
Class R4 (9/1/20)
Net asset value	21.80	9.53	5.97	–5.09
Class R5 (9/1/20)
Net asset value	22.15	9.67	6.12	–5.03
Class R6 (12/31/19)
Net asset value	22.55	9.84	6.32	–4.92
Class Y (9/1/20)
Net asset value	22.17	9.68	6.14	–5.01

Retirement Advantage Funds 11

Fund performance Total return for periods ended 2/28/22 cont.

	Life of fund	Annual average	1 year	6 months
2030 Fund
Class A (9/1/20)
Before sales charge	18.08%	7.97%	4.88%	–4.85%
After sales charge	11.29	5.06	–1.15	–10.32
Class C (9/1/20)
Before CDSC	16.23	7.19	4.01	–5.17
After CDSC	16.23	7.19	3.08	–6.02
Class R (9/1/20)
Net asset value	17.10	7.56	4.46	–5.00
Class R3 (9/1/20)
Net asset value	17.71	7.82	4.72	–4.92
Class R4 (9/1/20)
Net asset value	18.31	8.07	4.97	–4.76
Class R5 (9/1/20)
Net asset value	18.65	8.21	5.12	–4.70
Class R6 (12/31/19)
Net asset value	18.93	8.33	5.22	–4.61
Class Y (9/1/20)
Net asset value	18.65	8.21	5.12	–4.70

	Life of fund	Annual average	1 year	6 months
2025 Fund
Class A (9/1/20)
Before sales charge	11.63%	5.21%	2.27%	–4.52%
After sales charge	5.21	2.37	–3.61	–10.01
Class C (9/1/20)
Before CDSC	9.90	4.45	1.43	–4.88
After CDSC	9.90	4.45	0.47	–5.77
Class R (9/1/20)
Net asset value	10.68	4.80	1.82	–4.68
Class R3 (9/1/20)
Net asset value	11.24	5.04	2.06	–4.62
Class R4 (9/1/20)
Net asset value	11.72	5.25	2.31	–4.55
Class R5 (9/1/20)
Net asset value	12.16	5.44	2.47	–4.40
Class R6 (12/31/19)
Net asset value	12.43	5.56	2.58	–4.30
Class Y (9/1/20)
Net asset value	12.16	5.44	2.47	–4.40

12 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/22 cont.

	Life of fund	Annual average	1 year	6 months
Maturity Fund
Class A (9/1/20)
Before sales charge	9.47%	4.27%	1.57%	–4.12%
After sales charge	3.18	1.45	–4.27	–9.63
Class C (9/1/20)
Before CDSC	7.82	3.54	0.84	–4.39
After CDSC	7.82	3.54	–0.12	–5.30
Class R (9/1/20)
Net asset value	8.53	3.85	1.15	–4.26
Class R3 (9/1/20)
Net asset value	9.13	4.12	1.46	–4.13
Class R4 (9/1/20)
Net asset value	9.60	4.32	1.67	–4.02
Class R5 (9/1/20)
Net asset value	9.96	4.48	1.88	–3.99
Class R6 (12/31/19)
Net asset value	10.32	4.64	1.98	–3.89
Class Y (9/1/20)
Net asset value	9.96	4.48	1.88	–3.99

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for Retirement Advantage Maturity Fund class A shares is 4.00%. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class A, C, R, R3, R4, R5, and Y shares prior to their inception is derived from the historical performance of class R6 shares by adjusting for the higher applicable sales charges (in the case of after-sales-charge returns) and operating expenses for such shares.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Comparative index returns Total return for the period ended 2/28/22

				Life of fund
			Life of	Annual aver-
		Annual	fund (since	age (since
	Life of fund	average	12/30/20)*	12/30/20)*	1 year	6 months
S&P Target Date To 2065+ Index	—	—	10.96%	9.34%	7.50%	–4.34%
S&P Target Date To 2060 Index	25.31%	10.97%	—	—	7.33	–4.29
S&P Target Date To 2055 Index	24.42	10.61	—	—	7.34	–4.27
S&P Target Date To 2050 Index	24.45	10.62	—	—	7.14	–4.25
S&P Target Date To 2045 Index	23.33	10.16	—	—	6.95	–4.19
S&P Target Date To 2040 Index	22.19	9.69	—	—	6.28	–4.09
S&P Target Date To 2035 Index	20.87	9.14	—	—	5.63	–3.92
S&P Target Date To 2030 Index	18.30	8.06	—	—	4.56	–3.73
S&P Target Date To 2025 Index	15.47	6.87	—	—	3.56	–3.47
S&P Target Date To Retirement
Income Index	11.20	5.02	—	—	1.85	–3.31

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The inception date of Putnam Retirement Advantage 2065 Fund.

Retirement Advantage Funds 13

Fund price and distribution information For the six-month period ended 2/28/22

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	8/31/21	2/28/22
2065 Fund

Class A	1	$0.673	—	—	$0.673	Before sales charge	$11.88	$10.52
						After sales charge	12.60	11.16
Class C	1	0.571	—	—	0.571	Net asset value	11.82	10.52
Class R	1	0.610	—	—	0.610	Net asset value	11.85	10.53
Class R3	1	0.638	—	—	0.638	Net asset value	11.87	10.54
Class R4	1	0.667	—	—	0.667	Net asset value	11.89	10.54
Class R5	1	0.684	—	—	0.684	Net asset value	11.90	10.55
Class R6	1	0.695	—	—	0.695	Net asset value	11.91	10.55
Class Y	1	0.687	—	—	0.687	Net asset value	11.90	10.54
2060 Fund

Class A	1	$0.749	$0.427	$1.250	$2.426	Before sales charge	$13.66	$10.57
						After sales charge	14.49	11.21
Class C	1	0.642	0.427	1.250	2.319	Net asset value	13.59	10.57
Class R	1	0.687	0.427	1.250	2.364	Net asset value	13.62	10.57
Class R3	1	0.719	0.427	1.250	2.396	Net asset value	13.64	10.58
Class R4	1	0.751	0.427	1.250	2.428	Net asset value	13.66	10.58
Class R5	1	0.771	0.427	1.250	2.448	Net asset value	13.67	10.59
Class R6	1	0.784	0.427	1.250	2.461	Net asset value	13.68	10.59
Class Y	1	0.771	0.427	1.250	2.448	Net asset value	13.67	10.59
2055 Fund

Class A	1	$0.750	$0.870	$0.381	$2.001	Before sales charge	$13.43	$10.77
						After sales charge	14.25	11.43
Class C	1	0.640	0.870	0.381	1.891	Net asset value	13.37	10.77
Class R	1	0.684	0.870	0.381	1.935	Net asset value	13.40	10.77
Class R3	1	0.715	0.870	0.381	1.966	Net asset value	13.42	10.78
Class R4	1	0.747	0.870	0.381	1.998	Net asset value	13.44	10.78
Class R5	1	0.767	0.870	0.381	2.018	Net asset value	13.45	10.79
Class R6	1	0.780	0.870	0.381	2.031	Net asset value	13.46	10.79
Class Y	1	0.767	0.870	0.381	2.018	Net asset value	13.45	10.79
2050 Fund

Class A	1	$0.732	$0.446	$0.810	$1.988	Before sales charge	$13.23	$10.61
						After sales charge	14.04	11.26
Class C	1	0.626	0.446	0.810	1.882	Net asset value	13.17	10.61
Class R	1	0.670	0.446	0.810	1.926	Net asset value	13.20	10.62
Class R3	1	0.701	0.446	0.810	1.957	Net asset value	13.22	10.62
Class R4	1	0.732	0.446	0.810	1.988	Net asset value	13.24	10.63
Class R5	1	0.751	0.446	0.810	2.007	Net asset value	13.25	10.63
Class R6	1	0.764	0.446	0.810	2.020	Net asset value	13.26	10.63
Class Y	1	0.751	0.446	0.810	2.007	Net asset value	13.25	10.63

14 Retirement Advantage Funds

Fund price and distribution information For the six-month period ended 2/28/22 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	8/31/21	2/28/22
2045 Fund

Class A	1	$0.702	$0.554	$0.512	$1.768	Before sales charge	$13.14	$10.75
						After sales charge	13.94	11.41
Class C	1	0.603	0.554	0.512	1.669	Net asset value	13.09	10.75
Class R	1	0.642	0.554	0.512	1.708	Net asset value	13.12	10.76
Class R3	1	0.673	0.554	0.512	1.739	Net asset value	13.14	10.77
Class R4	1	0.704	0.554	0.512	1.770	Net asset value	13.16	10.77
Class R5	1	0.723	0.554	0.512	1.789	Net asset value	13.17	10.78
Class R6	1	0.736	0.554	0.512	1.802	Net asset value	13.18	10.78
Class Y	1	0.723	0.554	0.512	1.789	Net asset value	13.17	10.77
2040 Fund

Class A	1	$0.673	$0.478	$0.483	$1.634	Before sales charge	$12.91	$10.68
						After sales charge	13.70	11.33
Class C	1	0.578	0.478	0.483	1.539	Net asset value	12.86	10.68
Class R	1	0.620	0.478	0.483	1.581	Net asset value	12.89	10.69
Class R3	1	0.651	0.478	0.483	1.612	Net asset value	12.90	10.69
Class R4	1	0.682	0.478	0.483	1.643	Net asset value	12.93	10.69
Class R5	1	0.700	0.478	0.483	1.661	Net asset value	12.94	10.70
Class R6	1	0.713	0.478	0.483	1.674	Net asset value	12.95	10.70
Class Y	1	0.700	0.478	0.483	1.661	Net asset value	12.94	10.70
2035 Fund

Class A	1	$0.656	$0.353	$0.592	$1.601	Before sales charge	$12.64	$10.49
						After sales charge	13.41	11.13
Class C	1	0.553	0.353	0.592	1.498	Net asset value	12.58	10.49
Class R	1	0.595	0.353	0.592	1.540	Net asset value	12.61	10.49
Class R3	1	0.625	0.353	0.592	1.570	Net asset value	12.63	10.50
Class R4	1	0.656	0.353	0.592	1.601	Net asset value	12.65	10.50
Class R5	1	0.674	0.353	0.592	1.619	Net asset value	12.66	10.50
Class R6	1	0.686	0.353	0.592	1.631	Net asset value	12.67	10.51
Class Y	1	0.676	0.353	0.592	1.621	Net asset value	12.66	10.50
2030 Fund

Class A	1	$0.574	$0.376	$0.406	$1.356	Before sales charge	$12.29	$10.41
						After sales charge	13.04	11.05
Class C	1	0.526	0.376	0.406	1.308	Net asset value	12.23	10.36
Class R	1	0.503	0.376	0.406	1.285	Net asset value	12.26	10.43
Class R3	1	0.533	0.376	0.406	1.315	Net asset value	12.28	10.43
Class R4	1	0.562	0.376	0.406	1.344	Net asset value	12.30	10.44
Class R5	1	0.580	0.376	0.406	1.362	Net asset value	12.31	10.44
Class R6	1	0.592	0.376	0.406	1.374	Net asset value	12.31	10.44
Class Y	1	0.580	0.376	0.406	1.362	Net asset value	12.31	10.44

Retirement Advantage Funds 15

Fund price and distribution information For the six-month period ended 2/28/22 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	8/31/21	2/28/22
2025 Fund

Class A	1	$0.354	$0.174	$0.227	$0.755	Before sales charge	$11.46	$10.22
						After sales charge	12.16	10.84
Class C	1	0.282	0.174	0.227	0.683	Net asset value	11.42	10.21
Class R	1	0.294	0.174	0.227	0.695	Net asset value	11.44	10.24
Class R3	1	0.321	0.174	0.227	0.722	Net asset value	11.46	10.24
Class R4	1	0.349	0.174	0.227	0.750	Net asset value	11.48	10.24
Class R5	1	0.366	0.174	0.227	0.767	Net asset value	11.49	10.25
Class R6	1	0.378	0.174	0.227	0.779	Net asset value	11.49	10.25
Class Y	1	0.366	0.174	0.227	0.767	Net asset value	11.49	10.25
Maturity Fund

Class A	1	$0.319	$0.031	$0.126	$0.476	Before sales charge	$11.26	$10.34
						After sales charge	11.73	10.77
Class C	1	0.312	0.031	0.126	0.469	Net asset value	11.19	10.25
Class R	1	0.315	0.031	0.126	0.472	Net asset value	11.22	10.29
Class R3	1	0.318	0.031	0.126	0.475	Net asset value	11.24	10.32
Class R4	1	0.320	0.031	0.126	0.477	Net asset value	11.26	10.35
Class R5	1	0.322	0.031	0.126	0.479	Net asset value	11.28	10.37
Class R6	1	0.323	0.031	0.126	0.480	Net asset value	11.29	10.39
Class Y	1	0.322	0.031	0.126	0.479	Net asset value	11.28	10.37

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Retirement Advantage Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

16 Retirement Advantage Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/22

	Life of fund	Annual average	1 year	6 months
2065 Fund
Class A (12/30/20)
Before sales charge	13.84%	10.88%	7.19%	0.39%
After sales charge	7.29	5.77	1.03	–5.38
Class C (12/30/20)
Before CDSC	12.77	10.05	6.39	0.06
After CDSC	12.77	10.05	5.39	–0.89
Class R (12/30/20)
Net asset value	13.24	10.41	6.73	0.21
Class R3 (12/30/20)
Net asset value	13.61	10.70	6.97	0.27
Class R4 (12/30/20)
Net asset value	13.98	10.99	7.33	0.43
Class R5 (12/30/20)
Net asset value	14.25	11.20	7.48	0.57
Class R6 (12/30/20)
Net asset value	14.35	11.28	7.58	0.58
Class Y (12/30/20)
Net asset value	14.17	11.14	7.41	0.50

	Life of fund	Annual average	1 year	6 months
2060 Fund
Class A (9/1/20)
Before sales charge	32.05%	13.15%	7.18%	0.35%
After sales charge	24.45	10.21	1.01	–5.42
Class C (9/1/20)
Before CDSC	29.82	12.30	6.33	–0.07
After CDSC	29.82	12.30	5.44	–0.90
Class R (9/1/20)
Net asset value	30.76	12.66	6.69	0.12
Class R3 (9/1/20)
Net asset value	31.55	12.96	7.03	0.29
Class R4 (9/1/20)
Net asset value	32.21	13.21	7.29	0.46
Class R5 (9/1/20)
Net asset value	32.57	13.35	7.43	0.44
Class R6 (12/31/19)
Net asset value	32.89	13.47	7.46	0.55
Class Y (9/1/20)
Net asset value	32.58	13.35	7.43	0.44

Retirement Advantage Funds 17

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/22 cont.

	Life of fund	Annual average	1 year	6 months
2055 Fund
Class A (9/1/20)
Before sales charge	30.79%	12.67%	6.78%	0.21%
After sales charge	23.26	9.74	0.64	–5.55
Class C (9/1/20)
Before CDSC	28.63	11.84	5.99	–0.23
After CDSC	28.63	11.84	5.08	–1.09
Class R (9/1/20)
Net asset value	29.57	12.20	6.34	–0.05
Class R3 (9/1/20)
Net asset value	30.34	12.50	6.59	0.11
Class R4 (9/1/20)
Net asset value	30.88	12.71	6.84	0.19
Class R5 (9/1/20)
Net asset value	31.38	12.90	7.01	0.28
Class R6 (12/31/19)
Net asset value	31.68	13.01	7.11	0.37
Class Y (9/1/20)
Net asset value	31.38	12.90	7.01	0.28

	Life of fund	Annual average	1 year	6 months
2050 Fund
Class A (9/1/20)
Before sales charge	29.02%	11.99%	6.26%	–0.11%
After sales charge	21.60	9.08	0.15	–5.85
Class C (9/1/20)
Before CDSC	26.93	11.18	5.49	–0.53
After CDSC	26.93	11.18	4.59	–1.38
Class R (9/1/20)
Net asset value	27.87	11.55	5.85	–0.34
Class R3 (9/1/20)
Net asset value	28.64	11.84	6.10	–0.18
Class R4 (9/1/20)
Net asset value	29.28	12.09	6.45	–0.01
Class R5 (9/1/20)
Net asset value	29.66	12.24	6.51	0.05
Class R6 (12/31/19)
Net asset value	29.94	12.35	6.61	0.07
Class Y (9/1/20)
Net asset value	29.66	12.24	6.51	0.05

18 Retirement Advantage Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/22 cont.

	Life of fund	Annual average	1 year	6 months
2045 Fund
Class A (9/1/20)
Before sales charge	27.09%	11.24%	5.83%	–0.29%
After sales charge	19.79	8.35	–0.26	–6.03
Class C (9/1/20)
Before CDSC	24.97	10.42	5.01	–0.76
After CDSC	24.97	10.42	4.09	–1.62
Class R (9/1/20)
Net asset value	25.94	10.79	5.41	–0.53
Class R3 (9/1/20)
Net asset value	26.58	11.05	5.57	–0.45
Class R4 (9/1/20)
Net asset value	27.22	11.29	5.91	–0.29
Class R5 (9/1/20)
Net asset value	27.70	11.48	6.07	–0.21
Class R6 (12/31/19)
Net asset value	28.00	11.60	6.17	–0.12
Class Y (9/1/20)
Net asset value	27.60	11.44	5.99	–0.21

	Life of fund	Annual average	1 year	6 months
2040 Fund
Class A (9/1/20)
Before sales charge	25.53%	10.63%	5.35%	–0.50%
After sales charge	18.31	7.76	–0.71	–6.22
Class C (9/1/20)
Before CDSC	23.39	9.79	4.47	–1.02
After CDSC	23.39	9.79	3.55	–1.89
Class R (9/1/20)
Net asset value	24.29	10.15	4.90	–0.84
Class R3 (9/1/20)
Net asset value	25.05	10.45	5.16	–0.68
Class R4 (9/1/20)
Net asset value	25.68	10.69	5.51	–0.51
Class R5 (9/1/20)
Net asset value	26.04	10.83	5.56	–0.45
Class R6 (12/31/19)
Net asset value	26.44	10.99	5.77	–0.34
Class Y (9/1/20)
Net asset value	26.04	10.83	5.56	–0.45

Retirement Advantage Funds 19

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/22 cont.

	Life of fund	Annual average	1 year	6 months
2035 Fund
Class A (9/1/20)
Before sales charge	22.74%	9.54%	4.75%	–0.91%
After sales charge	15.68	6.69	–1.27	–6.61
Class C (9/1/20)
Before CDSC	20.70	8.72	3.89	–1.41
After CDSC	20.70	8.72	2.97	–2.28
Class R (9/1/20)
Net asset value	21.58	9.07	4.24	–1.15
Class R3 (9/1/20)
Net asset value	22.33	9.37	4.59	–1.07
Class R4 (9/1/20)
Net asset value	22.84	9.58	4.75	–0.99
Class R5 (9/1/20)
Net asset value	23.31	9.76	5.00	–0.84
Class R6 (12/31/19)
Net asset value	23.59	9.87	5.10	–0.82
Class Y (9/1/20)
Net asset value	23.33	9.77	5.01	–0.82

	Life of fund	Annual average	1 year	6 months
2030 Fund
Class A (9/1/20)
Before sales charge	18.42%	7.81%	3.42%	–1.77%
After sales charge	11.61	5.00	–2.52	–7.42
Class C (9/1/20)
Before CDSC	16.46	7.01	2.65	–2.11
After CDSC	16.46	7.01	1.73	–2.98
Class R (9/1/20)
Net asset value	17.32	7.36	3.00	–1.94
Class R3 (9/1/20)
Net asset value	18.05	7.65	3.35	–1.77
Class R4 (9/1/20)
Net asset value	18.53	7.85	3.50	–1.70
Class R5 (9/1/20)
Net asset value	18.99	8.03	3.75	–1.63
Class R6 (12/31/19)
Net asset value	19.27	8.15	3.85	–1.53
Class Y (9/1/20)
Net asset value	18.99	8.03	3.75	–1.63

20 Retirement Advantage Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/22 cont.

	Life of fund	Annual average	1 year	6 months
2025 Fund
Class A (9/1/20)
Before sales charge	10.76%	4.65%	0.81%	–3.24%
After sales charge	4.39	1.93	–4.99	–8.80
Class C (9/1/20)
Before CDSC	9.04	3.92	0.07	–3.51
After CDSC	9.04	3.92	–0.87	–4.42
Class R (9/1/20)
Net asset value	9.82	4.25	0.46	–3.31
Class R3 (9/1/20)
Net asset value	10.37	4.48	0.60	–3.26
Class R4 (9/1/20)
Net asset value	10.96	4.73	0.95	–3.09
Class R5 (9/1/20)
Net asset value	11.29	4.87	1.01	–3.03
Class R6 (12/31/19)
Net asset value	11.55	4.98	1.12	–3.02
Class Y (9/1/20)
Net asset value	11.29	4.87	1.01	–3.03

	Life of fund	Annual average	1 year	6 months
Maturity Fund
Class A (9/1/20)
Before sales charge	8.52%	3.70%	0.02%	–3.06%
After sales charge	2.28	1.01	–5.73	–8.63
Class C (9/1/20)
Before CDSC	6.77	2.95	–0.70	–3.33
After CDSC	6.77	2.95	–1.66	–4.26
Class R (9/1/20)
Net asset value	7.58	3.30	–0.30	–3.20
Class R3 (9/1/20)
Net asset value	8.18	3.56	–0.08	–3.07
Class R4 (9/1/20)
Net asset value	8.65	3.76	0.13	–2.96
Class R5 (9/1/20)
Net asset value	9.00	3.91	0.33	–2.93
Class R6 (12/31/19)
Net asset value	9.36	4.06	0.44	–2.83
Class Y (9/1/20)
Net asset value	9.00	3.91	0.33	–2.93

See the discussion following the fund performance table on page 13 for information about the calculation of fund performance.

Retirement Advantage Funds 21

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	80.44%	81.19%	80.84%	80.59%	80.34%	80.19%	80.09%	80.19%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2060 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	12.02%	12.77%	12.42%	12.17%	11.92%	11.77%	11.67%	11.77%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2055 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	6.02%	6.77%	6.42%	6.17%	5.92%	5.77%	5.67%	5.77%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2050 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	4.37%	5.12%	4.77%	4.52%	4.27%	4.12%	4.02%	4.12%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%

22 Retirement Advantage Funds

Expense ratios cont.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2045 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	3.19%	3.94%	3.59%	3.34%	3.09%	2.94%	2.84%	2.94%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2040 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	3.27%	4.02%	3.67%	3.42%	3.17%	3.02%	2.92%	3.02%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.19%	0.94%	0.59%	0.34%	0.09%	–0.06%	–0.16%	–0.06%
2035 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.70%	3.45%	3.10%	2.85%	2.60%	2.45%	2.35%	2.45%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.23%	0.98%	0.63%	0.38%	0.13%	–0.02%	–0.12%	–0.02%
2030 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.72%	3.47%	3.12%	2.87%	2.62%	2.47%	2.37%	2.47%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.28%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%
2025 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.69%	3.44%	3.09%	2.84%	2.59%	2.44%	2.34%	2.44%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.34%	1.09%	0.74%	0.49%	0.24%	0.09%	–0.01%	0.09%
Maturity Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.33%	3.08%	2.73%	2.48%	2.23%	2.08%	1.98%	2.08%
Annualized expense ratio for the
six-month period ended 2/28/22#	0.60%	1.35%	1.00%	0.75%	0.50%	0.35%	0.25%	0.35%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Retirement Advantage Funds 23

Expense ratios cont.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.62%
2060 Fund	0.62%
2055 Fund	0.63%
2050 Fund	0.63%
2045 Fund	0.63%
2040 Fund	0.61%
2035 Fund	0.56%
2030 Fund	0.51%
2025 Fund	0.45%
Maturity Fund	0.20%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/30/24.

† Restated to reflect current fees.

# Excludes the expense ratio of the underlying Putnam mutual funds.

24 Retirement Advantage Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/31/21 to 2/28/22. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.86	$4.46	$2.78	$1.59	$0.38	$(0.34)	$(0.82)	$(0.34)
Ending value (after expenses)	$937.80	$934.50	$936.10	$937.50	$938.20	$939.60	$939.70	$939.00
2060 Fund
Expenses paid per $1,000*†	$0.86	$4.46	$2.78	$1.59	$0.38	$(0.34)	$(0.82)	$(0.34)
Ending value (after expenses)	$937.60	$935.20	$936.20	$937.80	$938.60	$940.00	$940.40	$940.00
2055 Fund
Expenses paid per $1,000*†	$0.87	$4.46	$2.79	$1.59	$0.38	$(0.34)	$(0.82)	$(0.34)
Ending value (after expenses)	$939.80	$936.30	$937.20	$938.80	$939.60	$941.20	$941.40	$941.20
2050 Fund
Expenses paid per $1,000*†	$0.82	$4.42	$2.74	$1.54	$0.34	$(0.39)	$(0.87)	$(0.39)
Ending value (after expenses)	$941.40	$938.20	$940.00	$940.80	$942.40	$943.00	$943.20	$943.00
2045 Fund
Expenses paid per $1,000*†	$0.82	$4.43	$2.74	$1.54	$0.34	$(0.39)	$(0.87)	$(0.39)
Ending value (after expenses)	$943.60	$939.90	$941.30	$942.90	$943.70	$945.20	$945.40	$944.40
2040 Fund
Expenses paid per $1,000*†	$0.92	$4.53	$2.84	$1.64	$0.43	$(0.29)	$(0.77)	$(0.29)
Ending value (after expenses)	$945.60	$942.30	$944.00	$945.60	$945.60	$947.10	$947.30	$947.10
2035 Fund
Expenses paid per $1,000*†	$1.11	$4.73	$3.04	$1.84	$0.63	$(0.10)	$(0.58)	$(0.10)
Ending value (after expenses)	$949.10	$945.80	$946.70	$948.30	$949.10	$949.70	$950.80	$949.90
2030 Fund
Expenses paid per $1,000*†	$1.35	$4.98	$3.29	$2.08	$0.87	$0.15	$(0.34)	$0.15
Ending value (after expenses)	$951.50	$948.30	$950.00	$950.80	$952.40	$953.00	$953.90	$953.00
2025 Fund
Expenses paid per $1,000*†	$1.65	$5.27	$3.58	$2.37	$1.16	$0.44	$(0.05)	$0.44
Ending value (after expenses)	$954.80	$951.20	$953.20	$953.80	$954.50	$956.00	$957.00	$956.00
Maturity Fund
Expenses paid per $1,000*†	$2.91	$6.55	$4.85	$3.64	$2.43	$1.70	$1.22	$1.70
Ending value (after expenses)	$958.80	$956.10	$957.40	$958.70	$959.80	$960.10	$961.10	$960.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six-months ended 2/28/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

Retirement Advantage Funds 25

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 2/28/22, use the following calculation method. To find the value of your investment on 8/31/21, call Putnam at 1-800-225-1581.

26 Retirement Advantage Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2060 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2055 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2050 Fund
Expenses paid per $1,000*†	$0.85	$4.61	$2.86	$1.61	$0.35	$(0.40)	$(0.90)	$(0.40)
Ending value (after expenses)	$1,023.95	$1,020.23	$1,021.97	$1,023.21	$1,024.45	$1,025.19	$1,025.69	$1,025.19
2045 Fund
Expenses paid per $1,000*†	$0.85	$4.61	$2.86	$1.61	$0.35	$(0.40)	$(0.90)	$(0.40)
Ending value (after expenses)	$1,023.95	$1,020.23	$1,021.97	$1,023.21	$1,024.45	$1,025.19	$1,025.69	$1,025.19
2040 Fund
Expenses paid per $1,000*†	$0.95	$4.71	$2.96	$1.71	$0.45	$(0.30)	$(0.80)	$(0.30)
Ending value (after expenses)	$1,023.85	$1,020.13	$1,021.87	$1,023.11	$1,024.35	$1,025.09	$1,025.59	$1,025.09
2035 Fund
Expenses paid per $1,000*†	$1.15	$4.91	$3.16	$1.91	$0.65	$(0.10)	$(0.60)	$(0.10)
Ending value (after expenses)	$1,023.65	$1,019.93	$1,021.67	$1,022.91	$1,024.15	$1,024.89	$1,025.39	$1,024.89
2030 Fund
Expenses paid per $1,000*†	$1.40	$5.16	$3.41	$2.16	$0.90	$0.15	$(0.35)	$0.15
Ending value (after expenses)	$1,023.41	$1,019.69	$1,021.42	$1,022.66	$1,023.90	$1,024.65	$1,025.14	$1,024.65
2025 Fund
Expenses paid per $1,000*†	$1.71	$5.46	$3.71	$2.46	$1.20	$0.45	$(0.05)	$0.45
Ending value (after expenses)	$1,023.11	$1,019.39	$1,021.12	$1,022.36	$1,023.60	$1,024.35	$1,024.84	$1,024.35
Maturity Fund
Expenses paid per $1,000*†	$3.01	$6.76	$5.01	$3.76	$2.51	$1.76	$1.25	$1.76
Ending value (after expenses)	$1,021.82	$1,018.10	$1,019.84	$1,021.08	$1,022.32	$1,023.06	$1,023.55	$1,023.06

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six-months ended 2/28/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

Retirement Advantage Funds 27

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities’ prices may be adversely affected by underlying common stock price changes. While convertible securities tend to provide higher yields than common stocks, the higher yield may not protect against the risk of loss or mitigate any loss associated with a convertible security’s price decline. Convertible securities are subject to credit risk. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds. You can lose money by investing in the funds.

28 Retirement Advantage Funds

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam Retirement Advantage Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class C shares and assumes redemption at the end of the period. Your fund’s class C shares CDSC is 1% for one year after purchase that is eliminated thereafter.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500® Index is an unmanaged index of common stock performance.

S&P Target Date To Index Series is designed to represent a small, style-specific

Retirement Advantage Funds 29

derived consensus of asset class exposure and glide path for a specified list of target retirement dates.

S&P Target Date To Retirement Income Index is designed to represent a market consensus of asset class exposure and glide path across the universe of “to” target date fund managers.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

30 Retirement Advantage Funds

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 28, 2022, Putnam employees had approximately $526,000,000 and the Trustees had approximately $77,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Retirement Advantage Funds 31

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the funds’ financial statements.

The funds’ portfolios lists all the funds’ investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

32 Retirement Advantage Funds

The funds’ portfolios 2/28/22 (Unaudited)

2065 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	8,347	$115,529
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,779	32,253
Total Asset Allocation Funds (cost $157,574)		$147,782

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	811	$811
Total Fixed Income Funds (cost $811)		$811

TOTAL INVESTMENTS
Total Investments (cost $158,385)		$148,593

* Percentages indicated are based on net assets of $148,521.

2060 Fund	Shares	Value
Asset Allocation Funds (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	55,980	$774,768
Putnam Dynamic Asset Allocation Growth Fund Class P †††	14,770	267,790
Total Asset Allocation Funds (cost $1,120,438)		$1,042,558

Fixed Income Funds (0.6%)*
Putnam Short Term Investment Fund Class G †††	5,788	$5,788
Total Fixed Income Funds (cost $5,788)		$5,788

TOTAL INVESTMENTS
Total Investments (cost $1,126,226)		$1,048,346

* Percentages indicated are based on net assets of $1,048,572.

2055 Fund	Shares	Value
Asset Allocation Funds (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	99,088	$1,371,376
Putnam Dynamic Asset Allocation Growth Fund Class P †††	64,671	1,172,477
Total Asset Allocation Funds (cost $2,704,631)		$2,543,853

Fixed Income Funds (0.6%)*
Putnam Short Term Investment Fund Class G †††	14,240	$14,240
Total Fixed Income Funds (cost $14,240)		$14,240

TOTAL INVESTMENTS
Total Investments (cost $2,718,871)		$2,558,093

* Percentages indicated are based on net assets of $2,559,121.

Retirement Advantage Funds 33

The funds’ portfolios 2/28/22 (Unaudited) cont.

2050 Fund	Shares	Value
Asset Allocation Funds (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	75,896	$1,050,406
Putnam Dynamic Asset Allocation Growth Fund Class P †††	144,653	2,622,559
Total Asset Allocation Funds (cost $3,956,581)		$3,672,965

Fixed Income Funds (0.6%)*
Putnam Short Term Investment Fund Class G †††	20,822	$20,822
Total Fixed Income Funds (cost $20,822)		$20,822

TOTAL INVESTMENTS
Total Investments (cost $3,977,403)		$3,693,787

* Percentages indicated are based on net assets of $3,695,684.

2045 Fund	Shares	Value
Asset Allocation Funds (98.3%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	34,938	$483,540
Putnam Dynamic Asset Allocation Growth Fund Class P †††	365,505	6,626,614
Total Asset Allocation Funds (cost $7,624,372)		$7,110,154

Fixed Income Funds (1.6%)*
Putnam Short Term Investment Fund Class G †††	118,856	$118,856
Total Fixed Income Funds (cost $118,856)		$118,856

TOTAL INVESTMENTS
Total Investments (cost $7,743,228)		$7,229,010

* Percentages indicated are based on net assets of $7,232,382.

2040 Fund	Shares	Value
Asset Allocation Funds (96.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	77,067	$1,224,602
Putnam Dynamic Asset Allocation Growth Fund Class P †††	285,818	5,181,882
Total Asset Allocation Funds (cost $6,852,778)		$6,406,484

Fixed Income Funds (3.0%)*
Putnam Short Term Investment Fund Class G †††	201,258	$201,258
Total Fixed Income Funds (cost $201,258)		$201,258

TOTAL INVESTMENTS
Total Investments (cost $7,054,036)		$6,607,742

* Percentages indicated are based on net assets of $6,610,741.

34 Retirement Advantage Funds

The funds’ portfolios 2/28/22 (Unaudited) cont.

2035 Fund	Shares	Value
Asset Allocation Funds (95.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	497,165	$7,899,958
Putnam Dynamic Asset Allocation Growth Fund Class P †††	204,843	3,713,812
Total Asset Allocation Funds (cost $12,535,708)		$11,613,770

Fixed Income Funds (4.1%)*
Putnam Short Term Investment Fund Class G †††	494,218	$494,218
Total Fixed Income Funds (cost $494,218)		$494,218

TOTAL INVESTMENTS
Total Investments (cost $13,029,926)		$12,107,988

* Percentages indicated are based on net assets of $12,111,479.

2030 Fund	Shares	Value
Income Strategies Portfolios (8.2%)*
Putnam Income Strategies Portfolio †††	91,614	$955,539
Total Income Strategies Portfolios (cost $1,002,654)		$955,539

Asset Allocation Funds (87.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	519,452	$8,254,089
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	166,445	1,852,535
Total Asset Allocation Funds (cost $10,950,040)		$10,106,624

Fixed Income Funds (4.8%)*
Putnam Short Term Investment Fund Class G †††	557,528	$557,528
Total Fixed Income Funds (cost $557,528)		$557,528

TOTAL INVESTMENTS
Total Investments (cost $12,510,222)		$11,619,691

* Percentages indicated are based on net assets of $11,621,605.

2025 Fund	Shares	Value
Income Strategies Portfolios (29.2%)*
Putnam Income Strategies Portfolio †††	335,235	$3,496,500
Total Income Strategies Portfolios (cost $3,646,992)		$3,496,500

Asset Allocation Funds (66.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	92,459	$1,469,176
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	581,737	6,474,732
Total Asset Allocation Funds (cost $8,398,150)		$7,943,908

Fixed Income Funds (4.4%)*
Putnam Short Term Investment Fund Class G †††	527,428	$527,428
Total Fixed Income Funds (cost $527,428)		$527,428

TOTAL INVESTMENTS
Total Investments (cost $12,572,570)		$11,967,836

* Percentages indicated are based on net assets of $11,965,925.

Retirement Advantage Funds 35

The funds’ portfolios 2/28/22 (Unaudited) cont.

Maturity Fund	Shares	Value
Income Strategies Portfolios (100.1%)*
Putnam Income Strategies Portfolio †††	1,276,801	$13,317,031
Total Income Strategies Portfolios (cost $13,921,243)		$13,317,031

TOTAL INVESTMENTS
Total Investments (cost $13,921,243)		$13,317,031

* Percentages indicated are based on net assets of $13,306,859.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2021 through February 28, 2022 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

†††Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$32,253	$116,340	$—	$148,593
2060 Fund	267,790	780,556	—	1,048,346
2055 Fund	1,172,477	1,385,616	—	2,558,093
2050 Fund	2,622,559	1,071,228	—	3,693,787
2045 Fund	6,626,614	602,396	—	7,229,010
2040 Fund	6,406,484	201,258	—	6,607,742
2035 Fund	11,613,770	494,218	—	12,107,988
2030 Fund	10,106,624	1,513,067	—	11,619,691
2025 Fund	7,943,908	4,023,928	—	11,967,836
Maturity Fund	—	13,317,031	—	13,317,031

The accompanying notes are an integral part of these financial statements.

36 Retirement Advantage Funds

Statement of assets and liabilities 2/28/22 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$148,593	$1,048,346	$2,558,093	$3,693,787	$7,229,010
Cash	1	—	—	—	1
Receivable for income distributions
from underlying Putnam Fund shares	—	1	1	2	14
Receivable for shares of the fund sold	171	475	463	3,321	4,977
Receivable for investments sold	—	—	—	—	7
Receivable from Manager (Note 2)	134,329	51,362	56,930	62,729	76,123
Total assets	283,094	1,100,184	2,615,487	3,759,839	7,310,132

LIABILITIES
Payable to custodian	—	1	—	—	—
Payable for compensation of manager	160	1,184	2,978	4,735	8,770
Payable for shares of the
fund repurchased	—	—	—	—	7
Payable for investments purchased	171	475	464	3,323	4,992
Payable for investor servicing
fees (Note 2)	51	128	222	325	648
Payable for distribution fees (Note 2)	91	166	124	89	363
Payable for reports to shareholders	2,167	1,793	2,669	3,605	5,830
Payable for auditing and tax fee	164	1,269	3,313	5,462	10,395
Payable for offering costs (Note 1)	131,763	46,504	46,504	46,504	46,504
Other accrued expenses	6	92	92	112	241
Total liabilities	134,573	51,612	56,366	64,155	77,750

Net assets	$148,521	$1,048,572	$2,559,121	$3,695,684	$7,232,382

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$149,502	$1,045,736	$2,470,859	$3,615,172	$6,955,878
Total distributable earnings (Note 1)	(981)	2,836	88,262	80,512	276,504
Total - Representing net assets
applicable to capital outstanding	$148,521	$1,048,572	$2,559,121	$3,695,684	$7,232,382

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$33,809	$108,874	$52,410	$27,576	$335,035
Number of shares outstanding	3,213	10,296	4,867	2,598	31,167
Net asset value, offering price
and redemption value	$10.52	$10.57	$10.77	$10.61	$10.75
Offering price per class A share
(100/94.25 of Class A net asset value)*	$11.16	$11.21	$11.43	$11.26	$11.41
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A

(Continued on next page)

Retirement Advantage Funds 37

Statement of assets and liabilities 2/28/22 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class C
Net Assets	$11,426	$12,075	$15,866	$11,867	$22,835
Number of shares outstanding	1,086	1,143	1,473	1,118	2,124
Net asset value, offering price***	$10.52	$10.57†	$10.77	$10.61	$10.75
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,093	$12,081	$12,020	$11,925	$11,820
Number of shares outstanding	1,053	1,143	1,116	1,123	1,098
Net asset value, offering price
and redemption value	$10.53	$10.57	$10.77	$10.62	$10.76†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,125	$12,124	$12,063	$11,968	$11,863
Number of shares outstanding	1,056	1,146	1,119	1,127	1,102
Net asset value, offering price
and redemption value	$10.54	$10.58	$10.78	$10.62	$10.77†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$11,158	$12,167	$12,106	$12,010	$11,904
Number of shares outstanding	1,058	1,150	1,123	1,130	1,105
Net asset value, offering price
and redemption value	$10.54†	$10.58	$10.78	$10.63	$10.77
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,177	$12,193	$12,131	$12,036	$11,930
Number of shares outstanding	1,060	1,152	1,125	1,132	1,107
Net asset value, offering price
and redemption value	$10.55†	$10.59†	$10.79†	$10.63	$10.78
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$34,199	$863,466	$2,430,022	$3,596,266	$6,815,067
Number of shares outstanding	3,242	81,573	225,243	338,326	632,370
Net asset value, offering price
and redemption value	$10.55	$10.59	$10.79	$10.63	$10.78
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$24,534	$15,592	$12,503	$12,036	$11,928
Number of shares outstanding	2,327	1,473	1,159	1,132	1,107
Net asset value, offering price
and redemption value	$10.54	$10.59	$10.79	$10.63	$10.77†
Cost of investments (Note 1)	$158,385	$1,126,226	$2,718,871	$3,977,403	$7,743,228

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

38 Retirement Advantage Funds

Statement of assets and liabilities 2/28/22 (Unaudited) cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$6,607,742	$12,107,988	$11,619,691	$11,967,836	$13,317,031
Cash	—	—	—	15	—
Receivable for income distributions
from underlying Putnam Fund shares	24	57	65	58	—
Receivable for shares of the fund sold	—	8,562	6,933	1,063	2,440
Receivable for investments sold	534	91	282	51,496	14,462
Receivable from Manager (Note 2)	73,594	90,825	87,238	83,734	123,892
Total assets	6,681,894	12,207,523	11,714,209	12,104,202	13,457,825

LIABILITIES
Payable to custodian	—	—	—	—	8
Payable for compensation of manager	7,923	13,564	12,992	12,052	13,504
Payable for shares of the
fund repurchased	534	91	282	51,496	14,462
Payable for investments purchased	26	8,624	7,004	1,125	2,440
Payable for investor servicing
fees (Note 2)	550	1,046	972	1,277	1,114
Payable for distribution fees (Note 2)	135	582	410	1,766	639
Payable for reports to shareholders	5,604	8,594	8,008	7,955	7,980
Payable for auditing and tax fee	9,703	16,944	16,304	15,886	17,498
Payable for offering costs (Note 1)	46,504	46,504	46,504	46,504	93,007
Other accrued expenses	174	95	128	216	314
Total liabilities	71,153	96,044	92,604	138,277	150,966

Net assets	$6,610,741	$12,111,479	$11,621,605	$11,965,925	$13,306,859

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$6,382,415	$12,235,216	$11,978,895	$12,389,496	$13,693,471
Total distributable earnings (Note 1)	228,326	(123,737)	(357,290)	(423,571)	(386,612)
Total - Representing net assets
applicable to capital outstanding	$6,610,741	$12,111,479	$11,621,605	$11,965,925	$13,306,859

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$64,686	$522,762	$253,459	$1,740,334	$480,526
Number of shares outstanding	6,055	49,852	24,339	170,303	46,467
Net asset value, offering price
and redemption value	$10.68	$10.49	$10.41	$10.22	$10.34
Offering price per class A share
(100/94.25 of Class A net asset value)*	$11.33	$11.13	$11.05	$10.84	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$10.77

(Continued on next page)

Retirement Advantage Funds 39

Statement of assets and liabilities 2/28/22 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value, offering price and redemption price Class C
Net Assets	$13,005	$11,420	$42,582	$51,684	$10,349
Number of shares outstanding	1,218	1,089	4,108	5,062	1,010
Net asset value, offering price***	$10.68	$10.49	$10.36†	$10.21	$10.25
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,705	$11,476	$11,152	$10,539	$10,401
Number of shares outstanding	1,095	1,094	1,069	1,030	1,011
Net asset value, offering price
and redemption value	$10.69	$10.49	$10.43	$10.24†	$10.29
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,747	$11,517	$11,192	$10,577	$10,437
Number of shares outstanding	1,099	1,097	1,073	1,033	1,011
Net asset value, offering price
and redemption value	$10.69	$10.50	$10.43	$10.24	$10.32
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$11,788	$11,558	$11,231	$10,614	$10,474
Number of shares outstanding	1,102	1,101	1,076	1,036	1,012
Net asset value, offering price
and redemption value	$10.69†	$10.50	$10.44	$10.24†	$10.35
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,813	$11,582	$11,255	$10,637	$10,495
Number of shares outstanding	1,104	1,103	1,078	1,038	1,012
Net asset value, offering price
and redemption value	$10.70	$10.50	$10.44	$10.25	$10.37
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$6,474,184	$11,511,827	$11,268,732	$10,120,903	$12,763,680
Number of shares outstanding	605,043	1,095,698	1,079,200	987,885	1,228,843
Net asset value, offering price
and redemption value	$10.70	$10.51	$10.44	$10.25	$10.39
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$11,813	$19,337	$12,002	$10,637	$10,497
Number of shares outstanding	1,104	1,841	1,149	1,038	1,012
Net asset value, offering price
and redemption value	$10.70	$10.50	$10.44†	$10.25	$10.37
Cost of investments (Note 1)	$7,054,036	$13,029,926	$12,510,222	$12,572,570	$13,921,243

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

40 Retirement Advantage Funds

Statement of operations Six months ended 2/28/22 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$1,266	$10,697	$33,371	$64,675	$138,365

EXPENSES
Compensation of Manager (Note 2)	295	2,235	5,700	9,178	17,052
Investor servicing fees (Note 2)	99	243	427	628	1,246
Distribution fees (Note 2)	137	226	178	137	478
Blue sky expense	19,481	37,624	37,511	37,556	37,511
Auditing and tax fees	719	1,824	3,869	6,017	10,951
Reports to shareholders	562	678	896	1,136	1,690
Registration fees	4	27	38	78	127
Amortization of offering costs (Note 1)	43,590	—	—	—	—
Other	4	216	168	106	344
Fees waived and reimbursed
by Manager (Note 2)	(64,780)	(43,573)	(50,769)	(58,457)	(75,999)
Total expenses	111	(500)	(1,982)	(3,621)	(6,600)

Net investment income	1,155	11,197	35,353	68,296	144,965

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	230	15,898	63,164	41,774	191,629
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	14,891	122,720	327,395	536,015	1,009,041
Total net realized gain	15,121	138,618	390,559	577,789	1,200,670
Change in net unrealized depreciation on:
Underlying Putnam Fund shares	(26,474)	(217,823)	(596,410)	(917,051)	(1,837,265)
Total change in net depreciation	(26,474)	(217,823)	(596,410)	(917,051)	(1,837,265)

Net loss on investments	(11,353)	(79,205)	(205,851)	(339,262)	(636,595)

Net decrease in net assets resulting
from operations	$(10,198)	$(68,008)	$(170,498)	$(270,966)	$(491,630)

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 41

Statement of operations Six months ended 2/28/22 (Unaudited) cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$117,541	$133,627	$85,710	$92,894	$84,582

EXPENSES
Compensation of Manager (Note 2)	15,528	26,439	24,794	23,518	25,202
Investor servicing fees (Note 2)	1,077	2,023	1,849	2,445	2,102
Distribution fees (Note 2)	196	716	540	2,220	792
Blue sky expense	37,511	37,511	37,511	37,511	39,767
Auditing and tax fees	10,259	17,500	16,860	16,441	19,998
Reports to shareholders	1,622	2,402	2,261	2,271	2,261
Registration fees	118	23	62	70	272
Other	163	202	190	419	156
Fees waived and reimbursed
by Manager (Note 2)	(72,263)	(93,784)	(87,679)	(82,297)	(71,983)
Total expenses	(5,789)	(6,968)	(3,612)	2,598	18,567

Net investment income	123,330	140,595	89,322	90,296	66,015

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	151,453	81,564	43,932	7,947	94,312
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	892,647	1,400,364	1,086,361	504,860	526,869
Total net realized gain	1,044,100	1,481,928	1,130,293	512,807	621,181
Change in net unrealized
depreciation on:
Underlying Putnam Fund shares	(1,602,536)	(2,330,032)	(1,874,958)	(1,193,447)	(1,281,164)
Total change in net depreciation	(1,602,536)	(2,330,032)	(1,874,958)	(1,193,447)	(1,281,164)

Net loss on investments	(558,436)	(848,104)	(744,665)	(680,640)	(659,983)

Net decrease in net assets resulting
from operations	$(435,106)	$(707,509)	$(655,343)	$(590,344)	$(593,968)

The accompanying notes are an integral part of these financial statements.

42 Retirement Advantage Funds

Statement of changes in net assets

		For the period 12/30/20
2065 Fund —		(commencement of
INCREASE IN NET ASSETS	Six months ended 2/28/22*	operations) to 8/31/21
Operations
Net investment income (loss)	$1,155	$(138)
Net realized gain on sale of underlying Putnam Fund shares	15,121	46
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(26,474)	16,682
Net increase (decrease) in net assets resulting
from operations	(10,198)	16,590
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,998)	—
Class C	(571)	—
Class R	(610)	—
Class R3	(638)	—
Class R4	(667)	—
Class R5	(684)	—
Class R6	(695)	—
Class Y	(1,510)	—
Increase from capital share transactions (Note 4)	47,607	21,895
Total increase in net assets	30,036	38,485

NET ASSETS
Beginning of period (Note 6)	118,485	80,000
End of period	$148,521	$118,485

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 43

Statement of changes in net assets cont.

2060 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$11,197	$7,652
Net realized gain on sale of underlying Putnam Fund shares	138,618	130,634
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(217,823)	105,533
Net increase (decrease) in net assets resulting
from operations	(68,008)	243,819
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,313)	(357)
Class C	(608)	(63)
Class R	(651)	(74)
Class R3	(681)	(82)
Class R4	(713)	(91)
Class R5	(732)	(96)
Class R6	(52,991)	(6,330)
Class Y	(937)	(122)
Net realized short-term gain on investments
Class A	(8,866)	(124)
Class C	(1,184)	(31)
Class R	(1,184)	(31)
Class R3	(1,185)	(31)
Class R4	(1,186)	(31)
Class R5	(1,186)	(31)
Class R6	(84,487)	(1,971)
Class Y	(1,520)	(39)
From net realized long-term gain on investments
Class A	(3,029)	—
Class C	(405)	—
Class R	(404)	—
Class R3	(405)	—
Class R4	(405)	—
Class R5	(405)	—
Class R6	(28,861)	—
Class Y	(519)	—
Increase from capital share transactions (Note 4)	414,348	319,425
Total increase in net assets	148,483	553,740

NET ASSETS
Beginning of period	900,089	346,349
End of period	$1,048,572	$900,089

* Unaudited

The accompanying notes are an integral part of these financial statements.

44 Retirement Advantage Funds

Statement of changes in net assets cont.

2055 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$35,353	$19,480
Net realized gain on sale of underlying Putnam Fund shares	390,559	265,744
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(596,410)	282,127
Net increase (decrease) in net assets resulting
from operations	(170,498)	567,351
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,095)	(164)
Class C	(612)	(62)
Class R	(654)	(74)
Class R3	(684)	(83)
Class R4	(716)	(91)
Class R5	(736)	(96)
Class R6	(158,759)	(17,187)
Class Y	(755)	(96)
From net realized short-term gain on investments
Class A	(1,572)	(201)
Class C	(364)	(109)
Class R	(366)	(109)
Class R3	(365)	(109)
Class R4	(365)	(109)
Class R5	(365)	(109)
Class R6	(77,548)	(18,808)
Class Y	(375)	(109)
From net realized long-term gain on investments
Class A	(3,590)	—
Class C	(831)	—
Class R	(832)	—
Class R3	(833)	—
Class R4	(834)	—
Class R5	(834)	—
Class R6	(177,078)	—
Class Y	(856)	—
Increase from capital share transactions (Note 4)	774,486	623,849
Total increase in net assets	170,969	1,153,684

NET ASSETS
Beginning of period	2,388,152	1,234,468
End of period	$2,559,121	$2,388,152

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 45

Statement of changes in net assets cont.

2050 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$68,296	$33,306
Net realized gain on sale of underlying Putnam Fund shares	577,789	471,825
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(917,051)	390,825
Net increase (decrease) in net assets resulting
from operations	(270,966)	895,956
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,439)	(101)
Class C	(601)	(61)
Class R	(643)	(74)
Class R3	(675)	(82)
Class R4	(705)	(90)
Class R5	(724)	(95)
Class R6	(263,369)	(29,476)
Class Y	(724)	(95)
From net realized short-term gain on investments
Class A	(1,593)	(156)
Class C	(778)	(134)
Class R	(779)	(134)
Class R3	(779)	(134)
Class R4	(780)	(134)
Class R5	(780)	(134)
Class R6	(279,225)	(40,245)
Class Y	(780)	(134)
From net realized long-term gain on investments
Class A	(877)	—
Class C	(429)	—
Class R	(429)	—
Class R3	(429)	—
Class R4	(429)	—
Class R5	(430)	—
Class R6	(153,746)	—
Class Y	(430)	—
Increase from capital share transactions (Note 4)	652,448	1,181,561
Total increase (decrease) in net assets	(330,091)	2,006,238

NET ASSETS
Beginning of period	4,025,775	2,019,537
End of period	$3,695,684	$4,025,775

* Unaudited

The accompanying notes are an integral part of these financial statements.

46 Retirement Advantage Funds

Statement of changes in net assets cont.

2045 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$144,965	$62,321
Net realized gain on sale of underlying Putnam Fund shares	1,200,670	688,822
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(1,837,265)	831,226
Net increase (decrease) in net assets resulting
from operations	(491,630)	1,582,369
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(13,350)	(1,177)
Class C	(1,119)	(61)
Class R	(614)	(72)
Class R3	(644)	(81)
Class R4	(674)	(89)
Class R5	(693)	(94)
Class R6	(480,308)	(55,197)
Class Y	(693)	(94)
From net realized short-term gain on investments
Class A	(9,737)	(419)
Class C	(950)	(34)
Class R	(490)	(34)
Class R3	(491)	(34)
Class R4	(491)	(34)
Class R5	(491)	(34)
Class R6	(334,126)	(19,294)
Class Y	(491)	(34)
From net realized long-term gain on investments
Class A	(10,535)	—
Class C	(1,028)	—
Class R	(530)	—
Class R3	(530)	—
Class R4	(531)	—
Class R5	(531)	—
Class R6	(361,535)	—
Class Y	(531)	—
Increase from capital share transactions (Note 4)	1,149,820	1,994,856
Total increase (decrease) in net assets	(562,923)	3,500,443

NET ASSETS
Beginning of period	7,795,305	4,294,862
End of period	$7,232,382	$7,795,305

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 47

Statement of changes in net assets cont.

2040 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$123,330	$59,429
Net realized gain on sale of underlying Putnam Fund shares	1,044,100	563,732
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(1,602,536)	742,728
Net increase (decrease) in net assets resulting
from operations	(435,106)	1,365,889
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,430)	(344)
Class C	(621)	(60)
Class R	(596)	(72)
Class R3	(627)	(81)
Class R4	(658)	(88)
Class R5	(675)	(94)
Class R6	(438,642)	(50,930)
Class Y	(675)	(94)
From net realized short-term gain on investments
Class A	(2,462)	(333)
Class C	(519)	(89)
Class R	(465)	(89)
Class R3	(465)	(89)
Class R4	(465)	(89)
Class R5	(466)	(89)
Class R6	(297,145)	(46,937)
Class Y	(466)	(89)
From net realized long-term gain on investments
Class A	(2,436)	—
Class C	(514)	—
Class R	(460)	—
Class R3	(460)	—
Class R4	(461)	—
Class R5	(461)	—
Class R6	(294,068)	—
Class Y	(461)	—
Increase from capital share transactions (Note 4)	764,042	1,728,032
Total increase (decrease) in net assets	(718,762)	2,994,354

NET ASSETS
Beginning of period	7,329,503	4,335,149
End of period	$6,610,741	$7,329,503

* Unaudited

The accompanying notes are an integral part of these financial statements.

48 Retirement Advantage Funds

Statement of changes in net assets cont.

2035 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$140,595	$109,630
Net realized gain on sale of underlying Putnam Fund shares	1,481,928	1,025,802
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(2,330,032)	773,261
Net increase (decrease) in net assets resulting
from operations	(707,509)	1,908,693
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(27,890)	(184)
Class C	(531)	(65)
Class R	(572)	(76)
Class R3	(602)	(85)
Class R4	(631)	(93)
Class R5	(649)	(98)
Class R6	(730,405)	(82,781)
Class Y	(1,087)	(98)
From net realized short-term gain on investments
Class A	(25,169)	(161)
Class C	(568)	(81)
Class R	(569)	(81)
Class R3	(569)	(81)
Class R4	(570)	(81)
Class R5	(570)	(81)
Class R6	(630,322)	(66,540)
Class Y	(952)	(81)
From net realized long-term gain on investments
Class A	(15,008)	—
Class C	(339)	—
Class R	(339)	—
Class R3	(339)	—
Class R4	(340)	—
Class R5	(340)	—
Class R6	(375,850)	—
Class Y	(567)	—
Increase from capital share transactions (Note 4)	1,985,826	4,393,243
Total increase (decrease) in net assets	(536,461)	6,151,269

NET ASSETS
Beginning of period	12,647,940	6,496,671
End of period	$12,111,479	$12,647,940

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 49

Statement of changes in net assets cont.

2030 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$89,322	$120,809
Net realized gain on sale of underlying Putnam Fund shares	1,130,293	840,208
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(1,874,958)	522,408
Net increase (decrease) in net assets resulting
from operations	(655,343)	1,483,425
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(15,185)	(229)
Class C	(1,701)	(84)
Class R	(482)	(96)
Class R3	(511)	(104)
Class R4	(539)	(112)
Class R5	(556)	(117)
Class R6	(655,990)	(81,438)
Class Y	(572)	(117)
From net realized short-term gain on investments
Class A	(10,741)	(28)
Class C	(1,313)	(13)
Class R	(389)	(13)
Class R3	(389)	(13)
Class R4	(389)	(13)
Class R5	(389)	(13)
Class R6	(449,886)	(8,979)
Class Y	(400)	(13)
From net realized long-term gain on investments
Class A	(9,947)	—
Class C	(1,216)	—
Class R	(359)	—
Class R3	(360)	—
Class R4	(361)	—
Class R5	(361)	—
Class R6	(416,643)	—
Class Y	(371)	—
Increase from capital share transactions (Note 4)	2,160,902	4,595,016
Total increase (decrease) in net assets	(63,491)	5,987,059

NET ASSETS
Beginning of period	11,685,096	5,698,037
End of period	$11,621,605	$11,685,096

* Unaudited

The accompanying notes are an integral part of these financial statements.

50 Retirement Advantage Funds

Statement of changes in net assets cont.

2025 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$90,296	$134,582
Net realized gain on sale of underlying Putnam Fund shares	512,807	494,035
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(1,193,447)	305,894
Net increase (decrease) in net assets resulting
from operations	(590,344)	934,511
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(54,664)	(10,754)
Class C	(1,494)	(130)
Class R	(285)	(143)
Class R3	(311)	(150)
Class R4	(338)	(159)
Class R5	(355)	(164)
Class R6	(385,547)	(108,067)
Class Y	(354)	(164)
From net realized short-term gain on investments
Class A	(35,053)	(3,955)
Class C	(1,202)	(61)
Class R	(219)	(61)
Class R3	(220)	(61)
Class R4	(220)	(61)
Class R5	(220)	(61)
Class R6	(231,533)	(39,073)
Class Y	(220)	(61)
From net realized long-term gain on investments
Class A	(26,869)	—
Class C	(922)	—
Class R	(168)	—
Class R3	(168)	—
Class R4	(168)	—
Class R5	(168)	—
Class R6	(177,475)	—
Class Y	(169)	—
Increase from capital share transactions (Note 4)	1,600,442	5,965,498
Total increase in net assets	91,756	6,736,884

NET ASSETS
Beginning of period	11,874,169	5,137,285
End of period	$11,965,925	$11,874,169

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 51

Statement of changes in net assets cont.

Maturity Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/22*	Year ended 8/31/21
Operations
Net investment income	$66,015	$141,845
Net realized gain on sale of underlying Putnam Fund shares	621,181	211,934
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(1,281,164)	394,944
Net increase (decrease) in net assets resulting
from operations	(593,968)	748,723
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(17,469)	(154)
Class C	(301)	(142)
Class R	(305)	(148)
Class R3	(309)	(153)
Class R4	(310)	(156)
Class R5	(313)	(158)
Class R6	(433,407)	(130,358)
Class Y	(313)	(158)
From net realized short-term gain on investments
Class A	(6,900)	(8)
Class C	(122)	(8)
Class R	(122)	(8)
Class R3	(122)	(8)
Class R4	(122)	(8)
Class R5	(122)	(8)
Class R6	(169,070)	(6,168)
Class Y	(122)	(8)
From net realized long-term gain on investments
Class A	(1,698)	—
Class C	(30)	—
Class R	(30)	—
Class R3	(30)	—
Class R4	(30)	—
Class R5	(30)	—
Class R6	(41,596)	—
Class Y	(30)	—
Increase from capital share transactions (Note 4)	2,902,438	8,908,356
Total increase in net assets	1,635,567	9,519,428

NET ASSETS
Beginning of period	11,671,292	2,151,864
End of period	$13,306,859	$11,671,292

* Unaudited

The accompanying notes are an integral part of these financial statements.

52 Retirement Advantage Funds

This page left blank intentionally.

Retirement Advantage Funds 53

Financial highlights (For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$11.88	.12	(.81)	(.69)	(.67)	—	(.67)	$10.52	(6.22)*	$34	.09*	1.03*	10*
August 31, 2021∆	10.00	(.02)	1.90	1.88	—	—	—	11.88	18.80*	21	.12*	(.12)*	1*
Class C
February 28, 2022**	$11.82	.06	(.79)	(.73)	(.57)	—	(.57)	$10.52	(6.55)*	$11	.46*	.52*	10*
August 31, 2021∆	10.00	(.07)	1.89	1.82	—	—	—	11.82	18.20*	12	.63*	(.63)*	1*
Class R
February 28, 2022**	$11.85	.08	(.79)	(.71)	(.61)	—	(.61)	$10.53	(6.39)*	$11	.29*	.70*	10*
August 31, 2021∆	10.00	(.04)	1.89	1.85	—	—	—	11.85	18.50*	12	.39*	(.39)*	1*
Class R3
February 28, 2022**	$11.87	.09	(.78)	(.69)	(.64)	—	(.64)	$10.54	(6.25)*	$11	.17*	.82*	10*
August 31, 2021∆	10.00	(.02)	1.89	1.87	—	—	—	11.87	18.70*	12	.22*	(.22)*	1*
Class R4
February 28, 2022**	$11.89	.11	(.79)	(.68)	(.67)	—	(.67)	$10.54	(6.18)*	$11	.04*	.94*	10*
August 31, 2021∆	10.00	(.01)	1.90	1.89	—	—	—	11.89	18.90*	12	.06*	(.06)*	1*
Class R5
February 28, 2022**	$11.90	.12	(.79)	(.67)	(.68)	—	(.68)	$10.55	(6.04)*	$11	(.03)*	1.02*	10*
August 31, 2021∆	10.00	.01	1.89	1.90	—	—	—	11.90	19.00*	12	(.04)*	.04*	1*
Class R6
February 28, 2022**	$11.91	.08	(.74)	(.66)	(.70)	—	(.70)	$10.55	(6.03)*	$34	(.08)*	.70*	10*
August 31, 2021∆	10.00	.01	1.90	1.91	—	—	—	11.91	19.10*	12	(.11)*	.11*	1*
Class Y
February 28, 2022**	$11.90	.12	(.79)	(.67)	(.69)	—	(.69)	$10.54	(6.10)*	$25	(.03)*	1.01*	10 *
August 31, 2021∆	10.00	—[f]	1.90	1.90	—	—	—	11.90	19.00*	27	(.04)*	.04*	1*

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 Retirement Advantage Funds	Retirement Advantage Funds 55

Financial highlights (For a common share outstanding throughout the period) cont.

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$13.66	.12	(.78)	(.66)	(.75)	(1.68)	(2.43)	$10.57	(6.24)*	$109	.09*	.96*	11*
August 31, 2021†	10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	13.66	29.56	71.18		.50	61
Class C
February 28, 2022**	$13.59	.07	(.77)	(.70)	(.64)	(1.68)	(2.32)	$10.57	(6.48)*	$12	.46*	.58*	11*
August 31, 2021†	10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	13.59	28.59	13.93		(.11)	61
Class R
February 28, 2022**	$13.62	.10	(.78)	(.68)	(.69)	(1.68)	(2.37)	$10.57	(6.38)*	$12	.29*	.75*	11*
August 31, 2021†	10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	13.62	29.00	13.58		.23	61
Class R3
February 28, 2022**	$13.64	.11	(.77)	(.66)	(.72)	(1.68)	(2.40)	$10.58	(6.22)*	$12	.17*	.88*	11*
August 31, 2021†	10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	13.64	29.29	13.33		.48	61
Class R4
February 28, 2022**	$13.66	.13	(.78)	(.65)	(.75)	(1.68)	(2.43)	$10.58	(6.14)*	$12	.04*	1.00*	11*
August 31, 2021†	10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	13.66	29.58	13.08		.73	61
Class R5
February 28, 2022**	$13.67	.14	(.77)	(.63)	(.77)	(1.68)	(2.45)	$10.59	(6.00)*	$12	(.03)*	1.08*	11*
August 31, 2021†	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.73	13	(.07)	.88	61
Class R6
February 28, 2022**	$13.68	.14	(.77)	(.63)	(.78)	(1.68)	(2.46)	$10.59	(5.96)*	$863	(.08)*	1.13*	11*
August 31, 2021	10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	13.68	29.87	748	(.17)	.91	61
August 31, 2020‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
February 28, 2022**	$13.67	.14	(.77)	(.63)	(.77)	(1.68)	(2.45)	$10.59	(6.00)*	$16	(.03)*	1.08*	11*
August 31, 2021†	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.74	16	(.07)	.89	61

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 Retirement Advantage Funds	Retirement Advantage Funds 57

Financial highlights (For a common share outstanding throughout the period) cont.

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$13.43	.15	(.81)	(.66)	(.75)	(1.25)	(2.00)	$10.77	(6.02)*	$52	.09*	1.17*	15*
August 31, 2021†	10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	13.43	28.67	37.18		.53	46
Class C
February 28, 2022**	$13.37	.08	(.79)	(.71)	(.64)	(1.25)	(1.89)	$10.77	(6.37)*	$16	.46*	.68*	15*
August 31, 2021†	10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	13.37	27.78	13.93		(.11)	46
Class R
February 28, 2022**	$13.40	.11	(.81)	(.70)	(.68)	(1.25)	(1.93)	$10.77	(6.28)*	$12	.29*	.92*	15*
August 31, 2021†	10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	13.40	28.21	13.58		.23	46
Class R3
February 28, 2022**	$13.42	.13	(.80)	(.67)	(.72)	(1.25)	(1.97)	$10.78	(6.12)*	$12	.16*	1.04*	15*
August 31, 2021†	10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	13.42	28.50	13.33		.48	46
Class R4
February 28, 2022**	$13.44	.15	(.81)	(.66)	(.75)	(1.25)	(2.00)	$10.78	(6.04)*	$12	.04*	1.17*	15*
August 31, 2021†	10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	13.44	28.79	13.08		.73	46
Class R5
February 28, 2022**	$13.45	.16	(.80)	(.64)	(.77)	(1.25)	(2.02)	$10.79	(5.88)*	$12	(.03)*	1.24*	15*
August 31, 2021†	10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46
Class R6
February 28, 2022**	$13.46	.17	(.81)	(.64)	(.78)	(1.25)	(2.03)	$10.79	(5.86)*	$2,430	(.08)*	1.33*	15*
August 31, 2021	10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	13.46	29.08	2,274	(.17)	.91	46
August 31, 2020‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
February 28, 2022**	$13.45	.16	(.80)	(.64)	(.77)	(1.25)	(2.02)	$10.79	(5.88)*	$13	(.03)*	1.24*	15*
August 31, 2021†	10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 Retirement Advantage Funds	Retirement Advantage Funds 59

Financial highlights (For a common share outstanding throughout the period) cont.

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$13.23	.16	(.79)	(.63)	(.73)	(1.26)	(1.99)	$10.61	(5.86)*	$28	.09*	1.35*	28*
August 31, 2021†	10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	13.23	27.38	19.17		.53	59
Class C
February 28, 2022**	$13.17	.12	(.79)	(.67)	(.63)	(1.26)	(1.89)	$10.61	(6.18)*	$12	.46*	.95*	28*
August 31, 2021†	10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	13.17	26.51	13.92		(.12)	59
Class R
February 28, 2022**	$13.20	.14	(.79)	(.65)	(.67)	(1.26)	(1.93)	$10.62	(6.00)*	$12	.28*	1.13*	28*
August 31, 2021†	10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	13.20	26.94	13.57		.23	59
Class R3
February 28, 2022**	$13.22	.15	(.79)	(.64)	(.70)	(1.26)	(1.96)	$10.62	(5.92)*	$12	.16*	1.25*	28*
August 31, 2021†	10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	13.22	27.23	13.32		.48	59
Class R4
February 28, 2022**	$13.24	.17	(.79)	(.62)	(.73)	(1.26)	(1.99)	$10.63	(5.76)*	$12	.04*	1.38*	28*
August 31, 2021†	10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	13.24	27.51	13.07		.73	59
Class R5
February 28, 2022**	$13.25	.18	(.79)	(.61)	(.75)	(1.26)	(2.01)	$10.63	(5.70)*	$12	(.04)*	1.45*	28*
August 31, 2021†	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59
Class R6
February 28, 2022**	$13.26	.19	(.80)	(.61)	(.76)	(1.26)	(2.02)	$10.63	(5.68)*	$3,596	(.09)*	1.56*	28*
August 31, 2021	10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	13.26	27.81	3,930	(.18)	.94	59
August 31, 2020‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
February 28, 2022**	$13.25	.18	(.79)	(.61)	(.75)	(1.26)	(2.01)	$10.63	(5.70)*	$12	(.04)*	1.45*	28*
August 31, 2021†	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 Retirement Advantage Funds	Retirement Advantage Funds 61

Financial highlights (For a common share outstanding throughout the period) cont.

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$13.14	.18	(.80)	(.62)	(.70)	(1.07)	(1.77)	$10.75	(5.64)*	$335	.09*	1.46*	24*
August 31, 2021†	10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	13.14	26.05	204.17		.76	44
Class C
February 28, 2022**	$13.09	.14	(.81)	(.67)	(.60)	(1.07)	(1.67)	$10.75	(6.01)*	$23	.46*	1.14*	24*
August 31, 2021†	10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	13.09	25.17	24.92		(.42)	44
Class R
February 28, 2022**	$13.12	.16	(.81)	(.65)	(.64)	(1.07)	(1.71)	$10.76	(5.87)*	$12	.29*	1.31*	24*
August 31, 2021†	10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	13.12	25.59	13.57		.22	44
Class R3
February 28, 2022**	$13.14	.18	(.81)	(.63)	(.67)	(1.07)	(1.74)	$10.77	(5.71)*	$12	.16*	1.43*	24*
August 31, 2021†	10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	13.14	25.88	13.32		.47	44
Class R4
February 28, 2022**	$13.16	.19	(.81)	(.62)	(.70)	(1.07)	(1.77)	$10.77	(5.63)*	$12	.04*	1.56*	24*
August 31, 2021†	10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	13.16	26.17	13.07		.72	44
Class R5
February 28, 2022**	$13.17	.20	(.80)	(.60)	(.72)	(1.07)	(1.79)	$10.78	(5.48)*	$12	(.04)*	1.63*	24*
August 31, 2021†	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.87	44
Class R6
February 28, 2022**	$13.18	.22	(.81)	(.59)	(.74)	(1.07)	(1.81)	$10.78	(5.46)*	$6,815	(.09)*	1.74*	24*
August 31, 2021	10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	13.18	26.46	7,504	(.18)	.95	44
August 31, 2020‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
February 28, 2022**	$13.17	.20	(.81)	(.61)	(.72)	(1.07)	(1.79)	$10.77	(5.56)*	$12	(.04)*	1.63*	24*
August 31, 2021†	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.86	44

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 Retirement Advantage Funds	Retirement Advantage Funds 63

Financial highlights (For a common share outstanding throughout the period) cont.

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$12.91	.15	(.75)	(.60)	(.67)	(.96)	(1.63)	$10.68	(5.44)*	$65	.10*	1.26*	32*
August 31, 2021†	10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	12.91	24.45	70.18		.65	45
Class C
February 28, 2022**	$12.86	.12	(.76)	(.64)	(.58)	(.96)	(1.54)	$10.68	(5.77)*	$13	.47*	.98*	32*
August 31, 2021†	10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	12.86	23.60	14.93		(.15)	45
Class R
February 28, 2022**	$12.89	.14	(.76)	(.62)	(.62)	(.96)	(1.58)	$10.69	(5.60)*	$12	.29*	1.15*	32*
August 31, 2021†	10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	12.89	24.03	12.58		.26	45
Class R3
February 28, 2022**	$12.90	.15	(.75)	(.60)	(.65)	(.96)	(1.61)	$10.69	(5.44)*	$12	.17*	1.27*	32*
August 31, 2021†	10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	12.90	24.22	12.33		.51	45
Class R4
February 28, 2022**	$12.93	.17	(.77)	(.60)	(.68)	(.96)	(1.64)	$10.69	(5.44)*	$12	.05*	1.40*	32*
August 31, 2021†	10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	12.93	24.60	12.08		.75	45
Class R5
February 28, 2022**	$12.94	.18	(.76)	(.58)	(.70)	(.96)	(1.66)	$10.70	(5.29)*	$12	(.03)*	1.47*	32*
August 31, 2021†	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45
Class R6
February 28, 2022**	$12.95	.19	(.77)	(.58)	(.71)	(.96)	(1.67)	$10.70	(5.27)*	$6,474	(.08)*	1.58*	32*
August 31, 2021	10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	12.95	24.89	7,183	(.17)	.98	45
August 31, 2020‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
February 28, 2022**	$12.94	.18	(.76)	(.58)	(.70)	(.96)	(1.66)	$10.70	(5.29)*	$12	(.03)*	1.47*	32*
August 31, 2021†	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 Retirement Advantage Funds	Retirement Advantage Funds 65

Financial highlights (For a common share outstanding throughout the period) cont.

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$12.64	.10	(.64)	(.54)	(.66)	(.95)	(1.61)	$10.49	(5.09)*	$523	.11*	.82*	30*
August 31, 2021†	10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	12.64	21.67	449.22		.45	56
Class C
February 28, 2022**	$12.58	.06	(.65)	(.59)	(.55)	(.95)	(1.50)	$10.49	(5.42)*	$11	.49*	.49*	30*
August 31, 2021†	10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	12.58	20.77	12.97		.12	56
Class R
February 28, 2022**	$12.61	.08	(.65)	(.57)	(.60)	(.95)	(1.55)	$10.49	(5.33)*	$11	.31*	.66*	30*
August 31, 2021†	10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	12.61	21.19	12.62		.47	56
Class R3
February 28, 2022**	$12.63	.09	(.64)	(.55)	(.63)	(.95)	(1.58)	$10.50	(5.17)*	$12	.19*	.79*	30*
August 31, 2021†	10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	12.63	21.48	12.37		.72	56
Class R4
February 28, 2022**	$12.65	.11	(.65)	(.54)	(.66)	(.95)	(1.61)	$10.50	(5.09)*	$12	.07*	.91*	30*
August 31, 2021†	10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	12.65	21.77	12.12		.97	56
Class R5
February 28, 2022**	$12.66	.12	(.66)	(.54)	(.67)	(.95)	(1.62)	$10.50	(5.03)*	$12	(.01)*	.98*	30*
August 31, 2021†	10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	12.66	21.92	12	(.03)	1.12	56
Class R6
February 28, 2022**	$12.67	.12	(.64)	(.52)	(.69)	(.95)	(1.64)	$10.51	(4.92)*	$11,512	(.06)*	1.04*	30*
August 31, 2021	10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	12.67	22.06	12,118	(.13)	1.18	56
August 31, 2020‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
February 28, 2022**	$12.66	.12	(.65)	(.53)	(.68)	(.95)	(1.63)	$10.50	(5.01)*	$19	(.01)*	.98*	30*
August 31, 2021†	10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	12.66	21.92	20	(.03)	1.06	56

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 Retirement Advantage Funds	Retirement Advantage Funds 67

Financial highlights (For a common share outstanding throughout the period) cont.

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$12.29	.06	(.59)	(.53)	(.57)	(.78)	(1.35)	$10.41	(4.85)*	$253	.14*	.56*	34*
August 31, 2021†	10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	12.29	17.86	195.28		.83	61
Class C
February 28, 2022**	$12.23	.03	(.59)	(.56)	(.53)	(.78)	(1.31)	$10.36	(5.17)*	$43	.51*	.28*	34*
August 31, 2021†	10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	12.23	16.99	27	1.03	.16	61
Class R
February 28, 2022**	$12.26	.05	(.60)	(.55)	(.50)	(.78)	(1.28)	$10.43	(5.00)*	$11	.34*	.47*	34*
August 31, 2021†	10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	12.26	17.42	12.68		.71	61
Class R3
February 28, 2022**	$12.28	.07	(.61)	(.54)	(.53)	(.78)	(1.31)	$10.43	(4.92)*	$11	.21*	.59*	34*
August 31, 2021†	10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	12.28	17.70	12.43		.96	61
Class R4
February 28, 2022**	$12.30	.08	(.60)	(.52)	(.56)	(.78)	(1.34)	$10.44	(4.76)*	$11	.09*	.71*	34*
August 31, 2021†	10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	12.30	17.98	12.18		1.21	61
Class R5
February 28, 2022**	$12.31	.09	(.60)	(.51)	(.58)	(.78)	(1.36)	$10.44	(4.70)*	$11	.02*	.79*	34*
August 31, 2021†	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.36	61
Class R6
February 28, 2022**	$12.31	.08	(.58)	(.50)	(.59)	(.78)	(1.37)	$10.44	(4.61)*	$11,269	(.03)*	.68*	34*
August 31, 2021	10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	12.31	18.17	11,404	(.07)	1.38	61
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*
Class Y
February 28, 2022**	$12.31	.09	(.60)	(.51)	(.58)	(.78)	(1.36)	$10.44	(4.70)*	$12	.02*	.79*	34*
August 31, 2021†	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.35	61

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 Retirement Advantage Funds	Retirement Advantage Funds 69

Financial highlights (For a common share outstanding throughout the period) cont.

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$11.46	.04	(.53)	(.49)	(.35)	(.40)	(.75)	$10.22	(4.52)*	$1,740	.17*	.39*	27*
August 31, 2021†	10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	11.46	11.04	1,433.32		1.31	56
Class C
February 28, 2022**	$11.42	.02	(.55)	(.53)	(.28)	(.40)	(.68)	$10.21	(4.88)*	$52	.54*	.19*	27*
August 31, 2021†	10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	11.42	10.28	60	1.07	.34	56
Class R
February 28, 2022**	$11.44	.04	(.55)	(.51)	(.29)	(.40)	(.69)	$10.24	(4.68)*	$11	.37*	.36*	27*
August 31, 2021†	10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	11.44	10.61	11.72		.92	56
Class R3
February 28, 2022**	$11.46	.05	(.55)	(.50)	(.32)	(.40)	(.72)	$10.24	(4.62)*	$11	.24*	.48*	27*
August 31, 2021†	10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	11.46	10.88	11.47		1.17	56
Class R4
February 28, 2022**	$11.48	.07	(.56)	(.49)	(.35)	(.40)	(.75)	$10.24	(4.55)*	$11	.12*	.60*	27*
August 31, 2021†	10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	11.48	11.17	11.22		1.42	56
Class R5
February 28, 2022**	$11.49	.07	(.54)	(.47)	(.37)	(.40)	(.77)	$10.25	(4.40)*	$11	.05*	.68*	27*
August 31, 2021†	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	11.07		1.57	56
Class R6
February 28, 2022**	$11.49	.08	(.54)	(.46)	(.38)	(.40)	(.78)	$10.25	(4.30)*	$10,121	—g*	.75*	27*
August 31, 2021	10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	11.49	11.36	10,325	(.03)	1.63	56
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
February 28, 2022**	$11.49	.07	(.54)	(.47)	(.37)	(.40)	(.77)	$10.25	(4.40)*	$11	.05*	.68*	27*
August 31, 2021†	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	12.07		1.56	56

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 Retirement Advantage Funds	Retirement Advantage Funds 71

Financial highlights (For a common share outstanding throughout the period) cont.

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2022**	$11.26	.03	(.47)	(.44)	(.32)	(.16)	(.48)	$10.34	(4.12)*	$481	.30*	.29*	25*
August 31, 2021†	10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	11.26	9.06	565.60		(.06)	41
Class C
February 28, 2022**	$11.19	(.01)	(.46)	(.47)	(.31)	(.16)	(.47)	$10.25	(4.39)*	$10	.67*	(.11)*	25*
August 31, 2021†	10.49	.05	.81	.86	(.15)	(.01)	(.16)	11.19	8.25	11	1.35	.49	41
Class R
February 28, 2022**	$11.22	.01	(.46)	(.45)	(.32)	(.16)	(.48)	$10.29	(4.26)*	$10	.50*	.07*	25*
August 31, 2021†	10.49	.09	.81	.90	(.16)	(.01)	(.17)	11.22	8.60	11	1.00	.84	41
Class R3
February 28, 2022**	$11.24	.02	(.46)	(.44)	(.32)	(.16)	(.48)	$10.32	(4.13)*	$10	.37*	.19*	25*
August 31, 2021†	10.49	.12	.80	.92	(.16)	(.01)	(.17)	11.24	8.84	11.75		1.09	41
Class R4
February 28, 2022**	$11.26	.03	(.46)	(.43)	(.32)	(.16)	(.48)	$10.35	(4.02)*	$10	.25*	.31*	25*
August 31, 2021†	10.49	.14	.80	.94	(.16)	(.01)	(.17)	11.26	9.08	11.50		1.34	41
Class R5
February 28, 2022**	$11.28	.04	(.47)	(.43)	(.32)	(.16)	(.48)	$10.37	(3.99)*	$10	.17*	.39*	25*
August 31, 2021†	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41
Class R6
February 28, 2022**	$11.29	.05	(.47)	(.42)	(.32)	(.16)	(.48)	$10.39	(3.89)*	$12,764	.12*	.48*	25*
August 31, 2021	10.49	.20	.78	.98	(.17)	(.01)	(.18)	11.29	9.42	11,041.25		1.86	41
August 31, 2020‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
February 28, 2022**	$11.28	.04	(.47)	(.43)	(.32)	(.16)	(.48)	$10.37	(3.99)*	$10	.17*	.39*	25*
August 31, 2021†	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 Retirement Advantage Funds	Retirement Advantage Funds 73

Financial highlights cont.

* Not annualized.

** Unaudited.

∆ For the period December 30, 2020 (commencement of operations) to August 31, 2021.

† For the period September 1, 2020 (commencement of operations) to August 31, 2021.

‡ For the period December 31, 2019 (commencement of operations) to August 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	2/28/22	8/31/21	8/31/20
2065 Fund
Classes A, C, R, R3, R4, R5, R6, and Y	49.12%	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	4.26	12.96	N/A
Class R6	4.26	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	1.90	5.93	N/A
Class R6	1.90	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	1.33	4.00	N/A
Class R6	1.33	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	0.91	2.62	N/A
Class R6	0.91	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	0.92	2.73	N/A
Class R6	0.92	2.73	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	0.69	2.08	N/A
Class R6	0.69	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	0.67	2.10	N/A
Class R6	0.67	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	0.64	2.10	N/A
Class R6	0.64	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	0.51	1.86	N/A
Class R6	0.51	1.86	16.03

f Amount represents less than $0.01 per share.

g Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

74 Retirement Advantage Funds

Notes to financial statements 2/28/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2021 through February 28, 2022.

Each of the Putnam Retirement Advantage Funds: Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, and Putnam Retirement Advantage Maturity Fund (“Maturity Fund”) (collectively, the “Retirement Advantage Funds”) is a diversified series of Putnam Target Date Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Advantage Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam Retirement Advantage Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam Advantage Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Advantage Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of February 28, 2022, each fund may invest in the following diversified funds: Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Income Strategies Portfolio and Putnam Short Term Investment Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares. Each fund (except for Retirement Advantage 2065) began offering class R6 shares on December 31, 2019 and class A, class C, class R, class R3, class R4, class R5 and class Y on September 1, 2020. Putnam Retirement Advantage 2065 Fund began offering class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares on December 30, 2020. Class A shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Advantage Maturity Fund). Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class C, class R and class R3 shares may differ based on the distribution fee of each class, which are identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which are identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Retirement Advantage Funds 75

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If a fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

76 Retirement Advantage Funds

Under the Regulated Investment Company Modernization Act of 2010, the funds will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2021, the following funds had the following capital loss carryovers available, to the extent allowed by the Code to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2055 Fund	$133	$180	$313
2050 Fund	1,826	—	1,826
2045 Fund	2,588	6,585	9,173
2040 Fund	573	4,362	4,935
2035 Fund	11,704	5,962	17,666
2025 Fund	246	—	246

Pursuant to federal income tax regulations applicable to regulated investment companies, the Retirement Advantage 2065 Fund has elected to defer $92 to its fiscal year ending August 31, 2022 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2021 and August 31, 2021, and (ii) specified ordinary and currency losses recognized between November 1, 2020 and August 31, 2021).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

				Cost for federal
	Unrealized	Unrealized	Net unrealized	income tax
	appreciation	depreciation	depreciation	purposes
2065 Fund	$—	$(9,792)	$(9,792)	$158,385
2060 Fund	—	(77,887)	(77,887)	1,126,233
2055 Fund	—	(160,784)	(160,784)	2,718,877
2050 Fund	—	(283,891)	(283,891)	3,977,678
2045 Fund	—	(517,791)	(517,791)	7,746,801
2040 Fund	—	(446,766)	(446,766)	7,054,508
2035 Fund	—	(922,217)	(922,217)	13,030,205
2030 Fund	—	(895,138)	(895,138)	12,514,829
2025 Fund	—	(605,414)	(605,414)	12,573,250
Maturity Fund	—	(605,586)	(605,586)	13,922,617

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Advantage Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $46,504 per fund (except for Putnam Retirement Advantage 2065 Fund and Putnam Retirement Advantage Maturity Fund, which totaled $132,587 and $93,007, (includes $46,102 from merger of Putnam Retirement Advantage 2020 Fund), respectively) have been fully amortized on a straight-line basis over a twelve-month period. Each fund will reimburse Putnam Management for the payment of these expenses.

Retirement Advantage Funds 77

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$403
2060 Fund	3,127
2055 Fund	8,219
2050 Fund	13,671
2045 Fund	25,994
2040 Fund	23,557
2035 Fund	38,512
2030 Fund	33,718
2025 Fund	29,072
Maturity Fund	14,074

78 Retirement Advantage Funds

In addition, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2024 in an amount sufficient to result in total annual fund operating expenses for the fund’s class A, C, R, R3, R4, R5, R6 and Y shares (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$64,377
2060 Fund	40,446
2055 Fund	42,550
2050 Fund	44,786
2045 Fund	50,005
2040 Fund	48,706
2035 Fund	55,272
2030 Fund	53,961
2025 Fund	53,225
Maturity Fund	57,909

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of each fund managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund at the following class specific rates:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$18	$7	$16	$16	$16	$7	$3	$16	$99
2060 Fund	58	8	17	18	18	8	106	10	243
2055 Fund	33	8	17	17	17	8	319	8	427
2050 Fund	15	8	17	17	17	8	538	8	628
2045 Fund	158	15	17	17	17	8	1,006	8	1,246
2040 Fund	42	8	17	17	17	8	960	8	1,077
2035 Fund	309	7	16	16	17	8	1,637	13	2,023
2030 Fund	165	21	16	16	16	7	1,601	7	1,849
2025 Fund	952	37	15	15	15	7	1,397	7	2,445
Maturity Fund	351	7	15	15	15	7	1,685	7	2,102

Retirement Advantage Funds 79

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$35	$58	$30	$14	$137
2060 Fund	116	63	31	16	226
2055 Fund	65	66	31	16	178
2050 Fund	29	62	30	16	137
2045 Fund	313	119	31	15	478
2040 Fund	84	67	30	15	196
2035 Fund	612	59	30	15	716
2030 Fund	328	169	29	14	540
2025 Fund	1,887	292	27	14	2,220
Maturity Fund	699	53	27	13	792

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares in the following amounts:

Class A Net commissions
2065 Fund	$34
2060 Fund	600
2055 Fund	13
2050 Fund	72
2045 Fund	352
2040 Fund	154
2035 Fund	1,886
2030 Fund	681
2025 Fund	69
Maturity Fund	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$69,332	$13,016
2060 Fund	463,792	113,411
2055 Fund	1,106,767	402,899
2050 Fund	1,741,737	1,197,239
2045 Fund	3,077,417	1,995,880
2040 Fund	3,133,710	2,402,536
2035 Fund	5,693,325	3,982,895
2030 Fund	6,089,226	4,322,628
2025 Fund	4,716,501	3,438,124
Maturity Fund	6,362,732	3,535,045

80 Retirement Advantage Funds

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

Fund 2065

			FOR THE PERIOD 12/30/20
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/22		TO 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	1,319	$15,715	744	$7,929
Shares issued in connection with
reinvestment of distributions	175	1,998	—	—
	1,494	17,713	744	7,929
Shares repurchased	(23)	(250)	(2)	(25)
Net increase	1,471	$17,463	742	$7,904

			SIX MONTHS ENDED 2/28/22
Class C			Shares	Amount
Shares sold			39	$430
Shares issued in connection with reinvestment of distributions			50	571
			89	1,001
Shares repurchased			(3)	(35)
Net increase			86	$966

			SIX MONTHS ENDED 2/28/22
Class R			Shares	Amount
Shares sold			—	$—
Shares issued in connection with reinvestment of distributions			53	610
			53	610
Shares repurchased			—	—
Net increase			53	$610

			SIX MONTHS ENDED 2/28/22
Class R3			Shares	Amount
Shares sold			—	$—
Shares issued in connection with reinvestment of distributions			56	638
			56	638
Shares repurchased			—	—
Net increase			56	$638

			SIX MONTHS ENDED 2/28/22
Class R4			Shares	Amount
Shares sold			—	$—
Shares issued in connection with reinvestment of distributions			58	667
			58	667
Shares repurchased			—	—
Net increase			58	$667

Retirement Advantage Funds 81

			SIX MONTHS ENDED 2/28/22
Class R5			Shares	Amount
Shares sold			—	$—
Shares issued in connection with reinvestment of distributions			60	684
			60	684
Shares repurchased			—	—
Net increase			60	$684

			SIX MONTHS ENDED 2/28/22
Class R6			Shares	Amount
Shares sold			3,256	$36,533
Shares issued in connection with reinvestment of distributions			61	695
			3,317	37,228
Shares repurchased			(1,075)	(11,723)
Net increase			2,242	$25,505

			FOR THE PERIOD 12/30/20
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/22		TO 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,232	$13,991
Shares issued in connection with
reinvestment of distributions	132	1,510	—	—
	132	1,510	1,232	13,991
Shares repurchased	(37)	(436)	—	—
Net increase	95	$1,074	1,232	$13,991

2060 Fund

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	3,625	$44,124	6,023	$66,874
Shares issued in connection with
reinvestment of distributions	1,502	17,208	42	481
	5,127	61,332	6,065	67,355
Shares repurchased	(14)	(155)	(882)	(11,699)
Net increase	5,113	$61,177	5,183	$55,656

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	5	$55	938	$10,000
Shares issued in connection with
reinvestment of distributions	192	2,197	8	94
	197	2,252	946	10,094
Shares repurchased	—	—	—	—
Net increase	197	$2,252	946	$10,094

82 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	938	$10,000
Shares issued in connection with
reinvestment of distributions	196	2,239	9	105
	196	2,239	947	10,105
Shares repurchased	—	—	—	—
Net increase	196	$2,239	947	$10,105

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	938	$10,000
Shares issued in connection with
reinvestment of distributions	198	2,271	10	113
	198	2,271	948	10,113
Shares repurchased	—	—	—	—
Net increase	198	$2,271	948	$10,113

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	938	$10,000
Shares issued in connection with
reinvestment of distributions	201	2,304	11	122
	201	2,304	949	10,122
Shares repurchased	—	—	—	—
Net increase	201	$2,304	949	$10,122

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	938	$10,000
Shares issued in connection with
reinvestment of distributions	203	2,323	11	127
	203	2,323	949	10,127
Shares repurchased	—	—	—	—
Net increase	203	$2,323	949	$10,127

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	20,571	$263,694	60,975	$691,830
Shares issued in connection with
reinvestment of distributions	14,515	166,339	717	8,301
	35,086	430,033	61,692	700,131
Shares repurchased	(8,207)	(91,412)	(39,492)	(499,950)
Net increase	26,879	$338,621	22,200	$200,181

Retirement Advantage Funds 83

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	16	$210	1,250	$13,706
Shares issued in connection with
reinvestment of distributions	259	2,976	14	161
	275	3,186	1,264	13,867
Shares repurchased	(2)	(25)	(64)	(840)
Net increase	273	$3,161	1,200	$13,027

2055 Fund

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	1,450	$18,713	2,687	$30,342
Shares issued in connection with
reinvestment of distributions	709	8,257	32	365
	2,159	26,970	2,719	30,707
Shares repurchased	(11)	(125)	—	—
Net increase	2,148	$26,845	2,719	$30,707

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	368	$4,100	941	$10,000
Shares issued in connection with
reinvestment of distributions	155	1,807	15	171
	523	5,907	956	10,171
Shares repurchased	(6)	(60)	—	—
Net increase	517	$5,847	956	$10,171

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	941	$10,000
Shares issued in connection with
reinvestment of distributions	159	1,852	16	183
	159	1,852	957	10,183
Shares repurchased	—	—	—	—
Net increase	159	$1,852	957	$10,183

84 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	941	$10,000
Shares issued in connection with
reinvestment of distributions	162	1,882	16	192
	162	1,882	957	10,192
Shares repurchased	—	—	—	—
Net increase	162	$1,882	957	$10,192

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	941	$10,000
Shares issued in connection with
reinvestment of distributions	165	1,915	17	200
	165	1,915	958	10,200
Shares repurchased	—	—	—	—
Net increase	165	$1,915	958	$10,200

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	941	$10,000
Shares issued in connection with
reinvestment of distributions	166	1,935	18	205
	166	1,935	959	10,205
Shares repurchased	—	—	—	—
Net increase	166	$1,935	959	$10,205

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	49,490	$644,561	116,630	$1,332,510
Shares issued in connection with
reinvestment of distributions	35,484	413,385	3,146	35,995
	84,974	1,057,946	119,776	1,368,505
Shares repurchased	(28,715)	(325,937)	(66,920)	(836,689)
Net increase	56,259	$732,009	52,856	$531,816

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	19	$240	954	$10,170
Shares issued in connection with
reinvestment of distributions	170	1,986	18	205
	189	2,226	972	10,375
Shares repurchased	(2)	(25)	—	—
Net increase	187	$2,201	972	$10,375

Retirement Advantage Funds 85

Fund 2050

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	807	$9,938	1,837	$20,852
Shares issued in connection with
reinvestment of distributions	342	3,909	23	257
	1,149	13,847	1,860	21,109
Shares repurchased	(12)	(125)	(399)	(5,132)
Net increase	1,137	$13,722	1,461	$15,977

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	158	1,808	17	195
	158	1,808	960	10,195
Shares repurchased	—	—	—	—
Net increase	158	$1,808	960	$10,195

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	944	$10,000
Shares issued in connection with
reinvestment of distributions	161	1,851	18	208
	161	1,851	962	10,208
Shares repurchased	—	—	—	—
Net increase	161	$1,851	962	$10,208

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	165	1,883	19	216
	165	1,883	962	10,216
Shares repurchased	—	—	—	—
Net increase	165	$1,883	962	$10,216

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	167	1,914	20	224
	167	1,914	963	10,224
Shares repurchased	—	—	—	—
Net increase	167	$1,914	963	$10,224

86 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	169	1,934	20	229
	169	1,934	963	10,229
Shares repurchased	—	—	—	—
Net increase	169	$1,934	963	$10,229

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	79,055	$1,001,783	251,797	$2,864,867
Shares issued in connection with
reinvestment of distributions	60,869	696,340	6,143	69,721
	139,924	1,698,123	257,940	2,934,588
Shares repurchased	(98,023)	(1,070,721)	(152,005)	(1,830,305)
Net increase	41,901	$627,402	105,935	$1,104,283

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	169	1,934	20	229
	169	1,934	963	10,229
Shares repurchased	—	—	—	—
Net increase	169	$1,934	963	$10,229

Fund 2045

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	13,829	$156,494	15,398	$177,368
Shares issued in connection with
reinvestment of distributions	2,916	33,622	141	1,596
	16,745	190,116	15,539	178,964
Shares repurchased	(1,117)	(11,759)	—	—
Net increase	15,628	$178,357	15,539	$178,964

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,848	$20,213
Shares issued in connection with
reinvestment of distributions	268	3,097	8	95
	268	3,097	1,856	20,308
Shares repurchased	—	—	—	—
Net increase	268	$3,097	1,856	$20,308

Retirement Advantage Funds 87

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	141	1,634	9	106
	141	1,634	957	10,106
Shares repurchased	—	—	—	—
Net increase	141	$1,634	957	$10,106

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	144	1,665	10	115
	144	1,665	958	10,115
Shares repurchased	—	—	—	—
Net increase	144	$1,665	958	$10,115

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	147	1,696	10	123
	147	1,696	958	10,123
Shares repurchased	—	—	—	—
Net increase	147	$1,696	958	$10,123

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	148	1,715	11	128
	148	1,715	959	10,128
Shares repurchased	—	—	—	—
Net increase	148	$1,715	959	$10,128

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	122,838	$1,574,267	365,446	$4,201,308
Shares issued in connection with
reinvestment of distributions	101,727	1,175,969	6,557	74,491
	224,565	2,750,236	372,003	4,275,799
Shares repurchased	(161,663)	(1,790,295)	(209,447)	(2,530,815)
Net increase	62,902	$959,941	162,556	$1,744,984

88 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,629	$30,746
Shares issued in connection with
reinvestment of distributions	148	1,715	11	128
	148	1,715	2,640	30,874
Shares repurchased	—	—	(1,681)	(20,746)
Net increase	148	$1,715	959	$10,128

Fund 2040

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	785	$9,632	5,791	$65,669
Shares issued in connection with
reinvestment of distributions	729	8,328	60	677
	1,514	17,960	5,851	66,346
Shares repurchased	(886)	(11,526)	(424)	(5,000)
Net increase	628	$6,434	5,427	$61,346

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,064	$11,338
Shares issued in connection with
reinvestment of distributions	145	1,654	13	149
	145	1,654	1,077	11,487
Shares repurchased	(2)	(24)	(2)	(26)
Net increase	143	$1,630	1,075	$11,461

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	133	1,521	14	161
	133	1,521	962	10,161
Shares repurchased	—	—	—	—
Net increase	133	$1,521	962	$10,161

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	136	1,552	15	170
	136	1,552	963	10,170
Shares repurchased	—	—	—	—
Net increase	136	$1,552	963	$10,170

Retirement Advantage Funds 89

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	138	1,584	16	177
	138	1,584	964	10,177
Shares repurchased	—	—	—	—
Net increase	138	$1,584	964	$10,177

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	140	1,602	16	183
	140	1,602	964	10,183
Shares repurchased	—	—	—	—
Net increase	140	$1,602	964	$10,183

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	142,565	$1,723,715	321,597	$3,709,589
Shares issued in connection with
reinvestment of distributions	90,101	1,029,855	8,699	97,867
	232,666	2,753,570	330,296	3,807,456
Shares repurchased	(182,537)	(2,005,453)	(186,331)	(2,203,105)
Net increase	50,129	$748,117	143,965	$1,604,351

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	140	1,602	16	183
	140	1,602	964	10,183
Shares repurchased	—	—	—	—
Net increase	140	$1,602	964	$10,183

Fund 2035

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	9,951	$120,787	35,516	$411,056
Shares issued in connection with
reinvestment of distributions	6,026	67,189	31	345
	15,977	187,976	35,547	411,401
Shares repurchased	(1,666)	(17,612)	(6)	(55)
Net increase	14,311	$170,364	35,541	$411,346

90 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	129	1,438	12	146
	129	1,438	960	10,146
Shares repurchased	—	—	—	—
Net increase	129	$1,438	960	$10,146

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	133	1,480	13	157
	133	1,480	961	10,157
Shares repurchased	—	—	—	—
Net increase	133	$1,480	961	$10,157

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	135	1,510	14	166
	135	1,510	962	10,166
Shares repurchased	—	—	—	—
Net increase	135	$1,510	962	$10,166

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	139	1,541	14	174
	139	1,541	962	10,174
Shares repurchased	—	—	—	—
Net increase	139	$1,541	962	$10,174

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	140	1,559	15	179
	140	1,559	963	10,179
Shares repurchased	—	—	—	—
Net increase	140	$1,559	963	$10,179

Retirement Advantage Funds 91

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	277,215	$3,235,146	681,909	$7,855,313
Shares issued in connection with
reinvestment of distributions	155,607	1,736,577	13,392	149,321
	432,822	4,971,723	695,301	8,004,634
Shares repurchased	(293,740)	(3,166,395)	(353,810)	(4,091,537)
Net increase	139,082	$1,805,328	341,491	$3,913,097

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,593	$17,799
Shares issued in connection with
reinvestment of distributions	233	2,606	15	179
	233	2,606	1,608	17,978
Shares repurchased	—	—	—	—
Net increase	233	$2,606	1,608	$17,978

Fund 2030

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	15,304	$179,371	15,854	$184,295
Shares issued in connection with
reinvestment of distributions	3,264	35,873	23	257
	18,568	215,244	15,877	184,552
Shares repurchased	(10,084)	(107,714)	(22)	(262)
Net increase	8,484	$107,530	15,855	$184,290

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	1,513	$17,684	2,203	$25,100
Shares issued in connection with
reinvestment of distributions	386	4,230	9	97
	1,899	21,914	2,212	25,197
Shares repurchased	(3)	(35)	—	—
Net increase	1,896	$21,879	2,212	$25,197

92 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	112	1,230	9	109
	112	1,230	957	10,109
Shares repurchased	—	—	—	—
Net increase	112	$1,230	957	$10,109

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	115	1,260	10	117
	115	1,260	958	10,117
Shares repurchased	—	—	—	—
Net increase	115	$1,260	958	$10,117

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	117	1,289	11	125
	117	1,289	959	10,125
Shares repurchased	—	—	—	—
Net increase	117	$1,289	959	$10,125

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	119	1,306	11	130
	119	1,306	959	10,130
Shares repurchased	—	—	—	—
Net increase	119	$1,306	959	$10,130

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	318,452	$3,763,599	738,848	$8,370,834
Shares issued in connection with
reinvestment of distributions	138,285	1,522,519	8,183	90,417
	456,737	5,286,118	747,031	8,461,251
Shares repurchased	(303,723)	(3,261,484)	(360,723)	(4,126,638)
Net increase	153,014	$2,024,634	386,308	$4,334,613

Retirement Advantage Funds 93

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	41	$431	974	$10,305
Shares issued in connection with
reinvestment of distributions	122	1,343	12	130
	163	1,774	986	10,435
Shares repurchased	—	—	—	—
Net increase	163	$1,774	986	$10,435

Fund 2025

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	49,005	$549,761	125,124	$1,375,490
Shares issued in connection with
reinvestment of distributions	10,916	116,586	1,372	14,709
	59,921	666,347	126,496	1,390,199
Shares repurchased	(14,687)	(162,174)	(1,427)	(15,829)
Net increase	45,234	$504,173	125,069	$1,374,370

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	166	$1,800	5,480	$59,508
Shares issued in connection with
reinvestment of distributions	339	3,618	18	191
	505	5,418	5,498	59,699
Shares repurchased	(710)	(7,304)	(231)	(2,501)
Net increase (decrease)	(205)	$(1,886)	5,267	$57,198

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	63	672	19	204
	63	672	967	10,204
Shares repurchased	—	—	—	—
Net increase	63	$672	967	$10,204

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	65	699	20	211
	65	699	968	10,211
Shares repurchased	—	—	—	—
Net increase	65	$699	968	$10,211

94 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	68	726	20	220
	68	726	968	10,220
Shares repurchased	—	—	—	—
Net increase	68	$726	968	$10,220

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	69	743	21	225
	69	743	969	10,225
Shares repurchased	—	—	—	—
Net increase	69	$743	969	$10,225

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	269,535	$2,959,896	733,178	$7,982,382
Shares issued in connection with
reinvestment of distributions	74,258	794,555	13,713	147,140
	343,793	3,754,451	746,891	8,129,522
Shares repurchased	(254,370)	(2,659,483)	(335,359)	(3,647,053)
Net increase	89,423	$1,094,968	411,532	$4,482,469

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	983	$10,376
Shares issued in connection with
reinvestment of distributions	69	743	21	225
	69	743	1,004	10,601
Shares repurchased	(35)	(396)	—	—
Net increase	34	$347	1,004	$10,601

Retirement Advantage Funds 95

Fund Maturity

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	11,628	$130,349	50,724	$554,906
Shares issued in connection with
reinvestment of distributions	2,418	26,067	15	162
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,123
	14,046	156,416	51,692	565,191
Shares repurchased	(17,771)	(192,905)	(1,500)	(16,190)
Net increase (decrease)	(3,725)	$(36,489)	50,192	$549,001

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	42	453	14	150
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,112
	42	453	1,920	20,262
Shares repurchased	—	—	(952)	(10,250)
Net increase	42	$453	968	$10,012

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	457	15	156
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,117
	43	457	1,921	20,273
Shares repurchased	—	—	(953)	(10,251)
Net increase	43	$457	968	$10,022

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	42	461	15	161
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,120
	42	461	1,921	20,281
Shares repurchased	—	—	(952)	(10,261)
Net increase	42	$461	969	$10,020

96 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	462	15	164
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,124
	43	462	1,921	20,288
Shares repurchased	—	—	(952)	(10,259)
Net increase	43	$462	969	$10,029

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	465	16	166
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,127
	43	465	1,922	20,293
Shares repurchased	—	—	(953)	(10,269)
Net increase	43	$465	969	$10,024

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	506,970	$5,620,620	689,692	$7,426,542
Shares issued in connection with
reinvestment of distributions	59,526	644,073	12,844	136,526
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	361,374	3,839,132
	566,496	6,264,693	1,063,910	11,402,200
Shares repurchased	(315,699)	(3,328,529)	(291,050)	(3,102,976)
Net increase	250,797	$2,936,164	772,860	$8,299,224

	SIX MONTHS ENDED 2/28/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	465	16	166
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,127
	43	465	1,922	20,293
Shares repurchased	—	—	(953)	(10,269)
Net increase	43	$465	969	$10,024

Retirement Advantage Funds 97

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2065 Fund class A	1,059	32.96%	$11,141
2065 Fund class C	1,050	96.69	11,046
2065 Fund class R	1,053	100.00	11,093
2065 Fund class R3	1,056	100.00	11,125
2065 Fund class R4	1,058	100.00	11,158
2065 Fund class R5	1,060	100.00	11,177
2065 Fund class R6	1,061	32.73	11,194
2065 Fund class Y	1,060	45.55	11,172
2060 Fund class A	1,149	11.16	12,145
2060 Fund class C	1,138	99.56	12,029
2060 Fund class R	1,143	100.00	12,081
2060 Fund class R3	1,146	100.00	12,124
2060 Fund class R4	1,150	100.00	12,167
2060 Fund class R5	1,152	100.00	12,193
2060 Fund class R6	1,229	1.51	13,015
2060 Fund class Y	1,152	78.21	12,200
2055 Fund class A	1,123	23.07	12,095
2055 Fund class C	1,111	75.42	11,965
2055 Fund class R	1,116	100.00	12,020
2055 Fund class R3	1,119	100.00	12,063
2055 Fund class R4	1,123	100.00	12,106
2055 Fund class R5	1,125	100.00	12,131
2055 Fund class R6	1,197	0.53	12,916
2055 Fund class Y	1,125	97.07	12,139
2050 Fund class A	1,130	43.49	11,989
2050 Fund class C	1,118	100.00	11,867
2050 Fund class R	1,123	100.00	11,925
2050 Fund class R3	1,127	100.00	11,968
2050 Fund class R4	1,130	100.00	12,010
2050 Fund class R5	1,132	100.00	12,036
2050 Fund class R6	1,202	0.36	12,777
2050 Fund class Y	1,132	100.00	12,036
2045 Fund class C	1,094	51.51	11,761
2045 Fund class R	1,098	100.00	11,820
2045 Fund class R3	1,102	100.00	11,863
2045 Fund class R4	1,105	100.00	11,904
2045 Fund class R5	1,107	100.00	11,930
2045 Fund class R6	1,170	0.19	12,613
2045 Fund class Y	1,107	100.00	11,928

98 Retirement Advantage Funds

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2040 Fund class A	1,102	18.20%	$11,769
2040 Fund class C	1,091	89.57	11,652
2040 Fund class R	1,095	100.00	11,705
2040 Fund class R3	1,099	100.00	11,747
2040 Fund class R4	1,102	100.00	11,788
2040 Fund class R5	1,104	100.00	11,813
2040 Fund class R6	1,166	0.19	12,476
2040 Fund class Y	1,104	100.00	11,813
2035 Fund class C	1,089	100.00	11,420
2035 Fund class R	1,094	100.00	11,476
2035 Fund class R3	1,097	100.00	11,517
2035 Fund class R4	1,101	100.00	11,558
2035 Fund class R5	1,103	100.00	11,582
2035 Fund class R6	1,166	0.11	12,255
2035 Fund class Y	1,103	59.91	11,582
2030 Fund class C	1,070	26.05	11,085
2030 Fund class R	1,069	100.00	11,152
2030 Fund class R3	1,073	100.00	11,192
2030 Fund class R4	1,076	100.00	11,231
2030 Fund class R5	1,078	100.00	11,255
2030 Fund class R6	1,139	0.11	11,891
2030 Fund class Y	1,078	93.82	11,254
2025 Fund class C	1,027	20.29	10,486
2025 Fund class R	1,030	100.00	10,539
2025 Fund class R3	1,033	100.00	10,577
2025 Fund class R4	1,036	100.00	10,614
2025 Fund class R5	1,038	100.00	10,637
2025 Fund class R6	1,097	0.11	11,244
2025 Fund class Y	1,038	100.00	10,637
Maturity Fund class C	1,010	100.00	10,349
Maturity Fund class R	1,011	100.00	10,401
Maturity Fund class R3	1,011	100.00	10,437
Maturity Fund class R4	1,012	100.00	10,474
Maturity Fund class R5	1,012	100.00	10,495
Maturity Fund class R6	1,062	0.09	11,034
Maturity Fund class Y	1,012	100.00	10,497

Retirement Advantage Funds 99

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	6.9%, 8.9%, 15.5%
2060 Fund	5.1%, 5.8%, 9.0%, 49.6%
2055 Fund	8.5%, 8.8%, 31.4%, 33.2%
2050 Fund	8.0%, 8.9%, 14.9%, 46.8%
2045 Fund	8.8%, 11.9%, 19.1%, 42.2%
2040 Fund	5.3%, 6.2%, 6.2%, 17.8%, 50.4%
2035 Fund	5.3%, 5.8%, 9.3%, 14.7%, 37.3%
2030 Fund	8.9%, 11.1%, 11.2%, 13.3%, 29.2%
2025 Fund	5.5%, 5.7%, 8.5%, 11.1%, 14.9%, 25.8%
Maturity Fund	5.5%, 6.0%, 7.1%, 13.1%, 27.7%, 31.4%

100 Retirement Advantage Funds

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Retirement Advantage Funds 101

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$92,617	$53,599	$10,105	$804	$11,663	$255	$(20,837)	8,347	$115,529
Putnam Dynamic Asset Allocation
Growth Fund Class P	25,375	15,280	2,740	462	3,228	(25)	(5,637)	1,779	32,253
Putnam Short Term Investment Fund
Class G	529	453	171	—	—	—	—	811	811
Totals	$118,521	$69,332	$13,016	$1,266	$14,891	$230	$(26,474)		$148,593

2060 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$685,938	$329,962	$89,417	$6,381	$92,550	$13,221	$(164,936)	55,980	$774,768
Putnam Dynamic Asset Allocation
Growth Fund Class P	209,468	131,458	22,926	4,313	30,170	2,677	(52,887)	14,770	267,790
Putnam Short Term Investment Fund
Class G	4,484	2,372	1,068	3	—	—	—	5,788	5,788
Totals	$899,890	$463,792	$113,411	$10,697	$122,720	$15,898	$(217,823)		$1,048,346

2055 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,352,678	$562,781	$250,648	$12,522	$181,612	$44,723	$(338,158)	99,088	$1,371,376
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,022,679	536,831	147,222	20,842	145,783	18,441	(258,252)	64,671	1,172,477
Putnam Short Term Investment Fund
Class G	12,114	7,155	5,029	7	—	—	—	14,240	14,240
Totals	$2,387,471	$1,106,767	$402,899	$33,371	$327,395	$63,164	$(596,410)		$2,558,093

102 Retirement Advantage Funds	Retirement Advantage Funds 103

2050 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,269,220	$476,094	$434,387	$11,150	$161,719	$30,768	($291,289)	75,896	$1,050,406
Putnam Dynamic Asset Allocation
Growth Fund Class P	2,734,816	1,257,386	754,887	53,513	374,296	11,006	(625,762)	144,653	2,622,559
Putnam Short Term Investment Fund
Class G	20,530	8,257	7,965	12	—	—	—	20,822	20,822
Totals	$4,024,566	$1,741,737	$1,197,239	$64,675	$536,015	$41,774	$(917,051)		$3,693,787

2045 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$705,594	$221,007	$316,267	$5,555	$80,562	$37,607	$(164,401)	34,938	$483,540
Putnam Dynamic Asset Allocation
Growth Fund Class P	6,979,942	2,815,201	1,649,687	132,744	928,479	154,022	(1,672,864)	365,505	6,626,614
Putnam Short Term Investment Fund
Class G	107,573	41,209	29,926	66	—	—	—	118,856	118,856
Totals	$7,793,109	$3,077,417	$1,995,880	$138,365	$1,009,041	$191,629	$(1,837,265)		$7,229,010

2040 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$995,139	$796,678	$362,961	$7,455	$123,467	$(13,612)	$(190,642)	77,067	$1,224,602
Putnam Dynamic Asset Allocation
Growth Fund Class P	6,131,743	2,276,599	1,979,631	109,968	769,180	165,065	(1,411,894)	285,818	5,181,882
Putnam Short Term Investment Fund
Class G	200,769	60,433	59,944	118	—	—	—	201,258	201,258
Totals	$7,327,651	$3,133,710	$2,402,536	$117,541	$892,647	$151,453	$(1,602,536)		$6,607,742

2035 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$7,536,205	$3,782,887	$2,064,225	$53,255	$840,123	($15,449)	($1,339,460)	497,165	$7,899,958
Putnam Dynamic Asset Allocation
Growth Fund Class P	4,652,620	1,747,154	1,792,403	80,097	560,241	97,013	(990,572)	204,843	3,713,812
Putnam Short Term Investment Fund
Class G	457,201	163,284	126,267	275	—	—	—	494,218	494,218
Totals	$12,646,026	$5,693,325	$3,982,895	$133,627	$1,400,364	$81,564	$(2,330,032)		$12,107,988

104 Retirement Advantage Funds	Retirement Advantage Funds 105

2030 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Income Strategies Portfolio	$775,905	$532,614	$269,845	$5,680	$34,863	$(1,744)	$(81,391)	91,614	$955,539
Putnam Dynamic Asset Allocation
Balanced Fund Class P	9,187,872	4,025,042	3,379,325	64,132	999,428	66,418	(1,645,918)	519,452	8,254,089
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,206,697	1,331,889	517,660	15,576	52,070	(20,742)	(147,649)	166,445	1,852,535
Putnam Short Term Investment Fund
Class G	513,645	199,681	155,798	322	—	—	—	557,528	557,528
Totals	$11,684,119	$6,089,226	$4,322,628	$85,710	$1,086,361	$43,932	$(1,874,958)		$11,619,691

2025 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/22	as of 2/28/22
Putnam Income Strategies Portfolio	$2,880,322	$1,703,745	$805,146	$19,564	$118,759	$(2,121)	$(280,300)	335,235	$3,496,500
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,737,931	650,629	647,704	11,593	173,723	14,943	(286,623)	92,459	1,469,176
Putnam Dynamic Asset Allocation
Conservative Fund Class P	6,731,980	2,208,926	1,834,775	61,434	212,378	(4,875)	(626,524)	581,737	6,474,732
Putnam Short Term Investment Fund
Class G	524,726	153,201	150,499	303	—	—	—	527,428	527,428
Totals	$11,874,959	$4,716,501	$3,438,124	$92,894	$504,860	$7,947	$(1,193,447)		$11,967,836

Maturity Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)*	as of 2/28/22	as of 2/28/22
Putnam Income Strategies Portfolio	$11,676,196	$6,362,732	$3,535,045	$84,582	$526,869	$94,312	$(1,281,164)	1,276,801	$13,317,031
Totals	$11,676,196	$6,362,732	$3,535,045	$84,582	$526,869	$94,312	$(1,281,164)		$13,317,031

Note 6: Initial capitalization and offering of shares

Putnam Retirement Advantage 2065 Fund was established as a series of the Trust on December 30, 2020 and commenced operations on December 30, 2020. Prior to December 30, 2020, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

106 Retirement Advantage Funds	Retirement Advantage Funds 107

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact each fund’s performance.

Note 8: Acquisition of Putnam Retirement Advantage 2020 Fund

On November 23, 2020, Putnam Retirement Advantage Maturity Fund issued 953, 953, 953, 953, 953, 953, 361,374 and 953 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares, respectively, for 959, 959, 959, 959, 959, 960, 363, 828, and 960 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares of Putnam Retirement Advantage 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combined two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam Retirement Advantage 2020 Fund, with a fair value of $3,912,000 and an identified cost of $3,717,364 at November 20, 2020, was the principal asset acquired by Putnam Retirement Advantage Maturity Fund. The net assets of Putnam Retirement Advantage Maturity Fund and Putnam Retirement Advantage 2020 Fund on November 20, 2020, were $4,277,893 and $3,909,981, respectively. On November 20, 2020, Putnam Retirement Advantage 2020 Fund had distributions in excess of net investment income of $481, accumulated net realized loss of $7,047 and unrealized appreciation of $194,636. The aggregate net assets of the fund immediately following the acquisition were $8,187,874.

Information presented in the Statement of changes in net assets for the period ended August 31, 2021 reflect only the operations of Putnam Retirement Advantage Maturity Fund.

Assuming the acquisition had been completed on September 1, 2020, Putnam Retirement Advantage Maturity Fund’s pro forma results of operations for the prior fiscal year are as follows:

Net investment income	$144,651
Net gain on investments	$655,285
Net increase in net assets resulting from operations	$799,936

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam Retirement Advantage 2020 Fund that have been included in Putnam Retirement Advantage Maturity Fund’s Statement of operations for the current fiscal period.

108 Retirement Advantage Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and BSA
Management, LLC	Liaquat Ahamed	Compliance Officer
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Martin Lemaire
	Katinka Domotorffy	Vice President and
Investment Sub-Advisor	Catharine Bond Hill	Derivatives Risk Manager
Putnam Investments Limited	Paul L. Joskow
16 St James’s Street	George Putnam, III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Director of	Vice President,
	Proxy Voting and Corporate	Principal Financial Officer,
	Governance, Assistant Clerk,	Principal Accounting Officer,
	and Assistant Treasurer	and Assistant Treasurer

	Michael J. Higgins	Stephen J. Tate
	Vice President, Treasurer,	Vice President and
	and Clerk	Chief Legal Officer

	Jonathan S. Horwitz	Mark C. Trenchard
	Executive Vice President,	Vice President
Principal Executive Officer,
and Compliance Liaison

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of the underlying funds, which are described in their prospectuses. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 28, 2022